As filed with the Securities and Exchange Commission on April 10, 2006.

                                                    Registration Nos. 333-101274
                                                                       811-04473

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                        Pre-Effective Amendment No. _                       [ ]

                      Post Effective Amendment No. 5                        [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 31                              [X]


                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                                  (Registrant)

                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 ROBERT G. LANGE
                  Vice President, Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-325-4249

                            ------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

            [ ] immediately upon filing pursuant to paragraph b
            [ ] on __________ pursuant to paragraph a of Rule 485
            [X] on May 1, 2006 pursuant to paragraph b of Rule 485
            If appropriate, check the following box:
            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust

                                 OVERTURE VIVA!
                              CONTENTS OF FORM N-6

PART A:  INFORMATION REQUIRED IN A PROSPECTUS
Form N-6 Item                                               Heading in Prospectus

Item 1.  Front and Back Cover Pages
              (a) Front Cover Page..........................Front Cover Page
              (b) Back Cover Page...........................Back Cover Page
Item 2.  Risk/Benefit Summary: Benefits and Risks
              (a) Contract Benefits.........................POLICY SUMMARY
              (b) Contract Risks............................         "
              (c) Portfolio Company Risks...................         "
Item 3.  Risk/Benefit Summary: Fee Table....................CHARGES
Item 4.  General Description of Registrant, Depositor and Portfolio Companies
              (a) Depositor.................................Front Cover Page (more in SAI)
              (b) Registrant................................INVESTMENT OPTIONS-Separate Account Variable Options
              (c) Portfolio Company.........................           "
              (d) Portfolio Company Prospectus..............           "; Appendix A
              (e) Voting....................................           "
Item 5.  Charges
              (a) Description...............................CHARGES; CHARGES EXPLAINED
              (b) Portfolio Company Charges.................           "
              (c) Incidental Insurance Charges..............N/A
Item 6.  General Description of Contracts
              (a) Contract Rights...........................POLICY SUMMARY; INVESTMENT OPTIONS
                                                            OTHER IMPORTANT POLICY INFORMATION; POLICY DISTRIBUTION
              (b) Contract Limitations......................           "
              (c) Contracts or Registrant Changes...........INVESTMENT OPTIONS-Adding, Deleting or
                                                            Substituting Variable Investment Options; OTHER IMPORTANT POLICY
                                                            PROVISIONS-Policy Changes
              (d) Other Benefits............................N/A
              (e) Class of Purchasers.......................OTHER IMPORTANT POLICY PROVISIONS-Policy Application and Issuance
Item 7.  Premiums
              (a) Purchase Procedures.......................           "
              (b) Premium Amount............................           "
              (c) Premium Payment Plans.....................           "
              (d) Premium Due Dates.........................           "
              (e) Automatic Premium Loans...................N/A
              (f) Sub-Account Valuation.....................OTHER IMPORTANT POLICY PROVISIONS-Policy Value
Item 8. Death Benefits and Contract Values
              (a) Death Benefits............................POLICY DISTRIBUTIONS-Death Benefit
              (b) Charges and Contract Values...............CHARGES; CHARGES EXPLAINED; OTHER
                                                            IMPORTANT POLICY PROVISIONS-Policy Value
Item 9.  Surrenders, Partial Surrenders, and Partial Withdrawals
              (a) Surrender.................................POLICY DISTRIBUTIONS-Full Surrender
              (b) Partial Surrender and Withdrawal..........                 "-Partial Withdrawal
              (c) Effect of Partial Surrender and Withdrawal                            "        "
              (d) Sub-Account Allocation....................OTHER IMPORTANT POLICY PROVISION-Policy Application and Issuance
              (e) Revocation Rights.........................           "-"Free Look" rights
Item 10. Loans
              (a) Availability of Loans.....................POLICY DISTRIBUTIONS-Policy Loans
              (b) Limitations...............................           "
              (c) Interest..................................           "
              (d) Effect on Cash Value and Death Benefit....           "
              (e) Procedures................................           "
Item 11. Lapse and Reinstatement
              (a) Lapse.....................................OTHER IMPORTANT POLICY PROVISIONS-Lapse and Grace Period
              (b) Lapse Options.............................           "
              (c) Effect of Lapse...........................           "
              (d) Reinstatement.............................           "-Reinstatement



Item 12. Taxes
              (a) Tax Consequences..........................TAX MATTERS
              (b) Effect....................................         "
Item 13. Legal Proceedings..................................OTHER IMPORTANT POLICY PROVISIONS-Legal Proceedings
Item 14. Financial Statements...............................See Statement of Additional Information, below.


PART B   Information Required in a Statement of Additional Information
Form N-6 Item                                               Heading in Statement of Additional Information

Item 15. Cover Page and Table of Contents
              (a) Cover Page................................Cover Page
              (b) Table of contents.........................      "
Item 16. General Information and History
              (a) Depositor.................................About Our Company
              (b) Registrant................................see prospectus, INVESTMENT OPTIONS
              (c) History of Depositor and Registrant.......About Our Company; see prospectus, INVESTMENT OPTIONS-
                                                            Separate Account Variable Investment Options
Item 17. Services
              (a) Expenses Paid by Third Parties............N/A
              (b) Service Agreements........................N/A
              (c) Other Service Providers...................N/A
Item 18. Premiums
              (a) Administrative Procedures.................see prospectus, OTHER IMPORTANT POLICY PROVISIONS-
                                                            policy Application and Issuance
              (b) Automatic Premium Loans...................N/A
Item 19. Additional Information About Operation of Contracts and Registrant
              (a) Incidental Benefits.......................see prospectus, OTHER IMPORTANT POLICY PROVISIONS
              (b) Surrender and Withdrawal..................see prospectus, CHARGES; CHARGES EXPLAINED
                                                            POLICY DISTRIBUTIONS
              (c) Material Contracts Relating to The Registrant        N/A
Item 20. Underwriters
              (a) Identification............................Underwriter
              (b) Offering and Commissions..................Distribution of the Policy
              (c) Other Payments............................           "
              (d) Commissions to Dealers....................           "
Item 21. Additional Information about Charges
              (a) Sales Load................................see prospectus, CHARGES; CHARGES EXPLAINED
              (b) Special Purchase Plans....................More Information on charges
              (c) Underwriting Procedures...................           "
              (d) Increases in Face Amount..................see prospectus, POLICY DISTRIBUTIONS-Death Benefit
Item 22. Lapse and Reinstatement............................see prospectus, OTHER IMPORTANT POLICY PROVISIONS -
                                                            Lapse and Reinstatement
Item 23. Loans
              (a) Loan Provisions...........................see prospectus, OTHER IMPORTANT POLICY PROVISIONS - Policy Loans
              (b) Amount Available..........................           "
              (c) Effect on Cash Value and Sub-Accounts.....           "
              (d) Interest..................................           "
              (e) Other Effects.............................           "
Item 24. Financial Statements
              (a) Registrant................................Financial Statements
              (b) Depositor.................................Financial Statements
Item 25  Performance Data
              (a) Calculation...............................Performance Data
              (b) Quotation.................................           "
Item 26. Illustrations
              (a) Narrative Information.....................see prospectus, back cover page-Illustrations
              (b) Headings..................................           "
              (c) Premiums, Ages............................           "
              (d) Rating Classifications....................           "
              (e) Years.....................................           "
              (f) Illustrated Values........................           "
              (g) Rates of Return...........................           "
              (h) Portfolio Company Charges.................           "
              (i) Other Charges.............................           "
              (j) Additional Information....................           "


PROSPECTUS:  May 1, 2006

OVERTURE VIVA! (sm)

Flexible Premium
Variable Universal Life Insurance Policy

                     Ameritas Variable Life Insurance Company Separate Account V


     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how to invest your Policy value. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. They are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.


      The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

         This prospectus may only be used to offer the Policy where the
          Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

             Ameritas Variable Life Insurance Company (we, us, our)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                   1-800-745-1112. www.variable.ameritas.com
                            -------------------------

                        This page is intentionally blank.

Contacting Us. To answer your questions or to send additional premium, contact your registered representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-745-1112
                              Fax: 1-402-467-7335
                        Interfund Transfer Request Fax:
                                 1-402-467-7923
                           www.variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Variable Life Insurance Company"


TABLE OF CONTENTS                                           Begin on Page

     POLICY SUMMARY..............................................4
     CHARGES.....................................................5
     CHARGES EXPLAINED...........................................8
         Transaction Fees
           (Percent of Premium Charge, Surrender Charge,
           Partial Withdrawal Charge, Transfer Fee)
         Periodic Charges: Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charge,
           Cost of Optional Features)
         Periodic Charges: Daily Deduction from Separate Account Assets
           (Risk Charge, Portfolio Charges)
     INVESTMENT OPTIONS.........................................10
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep) Model Asset Allocation
     OTHER IMPORTANT POLICY INFORMATION.........................17
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
         Legal Proceedings
         How to get Financial Statements
         Distribution of the Policy
     POLICY DISTRIBUTIONS.......................................23
         Death Benefit
         No Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................27
         Life Insurance Qualification; Tax Treatment of Death Benefit Special Considerations for Corporations
         Tax Treatment of Loans & Other Distributions
         Other Policy Owner Tax Matters
     APPENDIX A: Optional Features..............................30
     DEFINED TERMS..............................................31
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information; Registration Statement Reports to You

POLICY SUMMARY

Refer to the Policy for the actual and complete terms of the Policy. You may obtain a copy from us.

         The OVERTURE VIVA! Policy is flexible premium variable universal life insurance. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be over age 90 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial specified amount of insurance coverage of $100,000 or more (which may be as little as $50,000 on the base Policy with another $50,000 of specified amount in rider term coverage for the base Policy insured).

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, loans, partial withdrawals and surrenders may be subject to income tax and penalty tax.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each portfolio. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. Your Policy's Death Benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         POLICY OPERATION & FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 3 1/2%.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Model asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES on next pages.)

Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 5th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in CHARGES section, next page.

Death Benefit.
o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
     The death benefit is essentially a level death benefit that includes total Policy value within the specified amount (although death benefit can vary as a result of investment performance).
     Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
     See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES Some charges are rounded. Charges shown are maximums, and may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                      Guaranteed
   TRANSACTION FEES                                       When Deducted            Current              Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
PERCENT OF PREMIUM CHARGE                           When each premium is         3.5% of each         5% of each
                                                    paid.                      premium payment      premium payment
--------------------------------------------------- ------------------------ --------------------- ------------------
SURRENDER CHARGE (per $1,000 of Specified Amount    Upon a full surrender    Varies(1)              Same as current
of insurance coverage)                              during the first 14      Policy Year 1:
                                                    Policy Years or in the   Minimum    $3.34
                                                    14 Policy Years          Maximum   $58.05
                                                    following an increase    Example(2) $22.69
                                                    in specified amount of   Fee declines each
                                                    insurance coverage.      year.
--------------------------------------------------- ------------------------ --------------------- ------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.         2% or $25            2% or $50
     (lesser of % of withdrawal amount or dollar
amount)
--------------------------------------------------- ------------------------ --------------------- ------------------
TRANSFER FEE (per transfer)                         First 15 transfers per
                                                    year:                             NONE                NONE
                                                    Each additional transfer          NONE                 $10
--------------------------------------------------- ------------------------ --------------------- ------------------

Transaction Fees Table Footnotes:
(1) Varies in amount and duration by insured's sex, issue age, risk class, and the amount of time you have had your Policy. Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at Policy issue and in our best risk class. Fee declines to $1.81 per $1,000 in 14th Year and zero thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Current            Guaranteed
expenses)                                                                         (annual)        Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM
SEPARATE ACCOUNT ASSETS (to equal the annual % shown)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                                  Policy Years 1-15                                0.70%                0.90%
                                   Policy Years 16+                                0.20%                0.65%
---------------------------------------------------------------------------------------------------------------------
MONTHLY DEDUCTION FROM
POLICY VALUE
         Several of the charges below vary based on individual characteristics.
         The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                            Monthly         Varies(1)            Varies(2)
                                                                            Minimum       $0.17  Minimum       $0.68
BASE POLICY COST OF INSURANCE (Rate is per $1000                            Maximum    $1000.    Maximum    $1000.
of the net amount of insurance coverage at risk)                            Example(9,10) $1.16  Example(9,10) $3.32
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly                   $90                 $120
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                                            Varies(3)            Varies(3)
                                                                            Minimum       $1.32  Minimum       $1.32
                                                                            Maximum      $54.72  Maximum      $54.72
ADMINISTRATIVE CHARGE PER $1,000 OF INITIAL           Monthly, for first    Example(9)    $3.24  Example(9)    $3.24
SPECIFIED AMOUNT (Rate is an amount per $1,000 of     20 Policy Years       Fee remains level    Fee remains level
initial Specified Amount of insurance coverage)       only.                 for 15 years and     for 20 Policy Years
                                                                            grades to $0 in
                                                                            Policy Year 20
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                                            Varies(4)            Varies(4)
                                                                            Minimum       $1.32  Minimum       $1.32
                                                                            Maximum      $54.72  Maximum      $54.72
                                                                            Example(9)    $4.08  Example(9)    $4.08
ADMINISTRATIVE CHARGE PER $1,000 OF INCREASE IN       Monthly, for first    Fee remains level    Fee remains level
SPECIFIED AMOUNT (Rate is an amount per $1,000 of    20 Policy Years only   for 15 years and     for 20 Policy
increase in Specified Amount of insurance coverage)                         grades to $0 in      Years after the
                                                                            the 20th Policy      increase
                                                                            Year after the
                                                                            increase
---------------------------------------------------- ---------------------- -------------------- --------------------

                                      -5-

COST OF OPTIONAL FEATURES
---------------------------------------------------- ---------------------- -------------------- --------------------
   Guaranteed Death Benefit Rider                             N/A                     No Cost         No Cost
---------------------------------------------------- ---------------------- -------------------- --------------------
   Insured Waiver of Monthly Deductions on                  Monthly         Varies(2)              Same as current
   Disability Rider (Rate is percentage of the                              Minimum        3.32%
   total monthly deduction not including this                               Maximum       53.68%
   rider.)                                                                  Example (9,10) 7.94%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Waiver of Monthly Deductions on                    Monthly         Varies(2)              Same as current
   Disability Rider  (Rate is percentage of the                             Minimum        3.32%
   total monthly deduction not including this                               Maximum       53.68%
   rider.)                                                                  Example (10,11)6.18%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Insured Disability Benefit Rider (Rate is per            Monthly         Varies(5)              Same as current
   $100 of the rider annual benefit.)                                       Minimum       $3.59
                                                                            Maximum      $21.44
                                                                            Example(9)    $5.06
---------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Disability Rider  (Rate is per $100 of              Monthly        Varies(5)              Same as current
   the rider annual benefit.)                                               Minimum       $3.75
                                                                            Maximum       $8.64
                                                                            Example (11)  $4.25
---------------------------------------------------- ---------------------- -------------------- --------------------
   Accidental Death Benefit Rider  (Rate is per             Monthly         Varies(6)              Same as current
   $1,000 of the rider benefit.)                                            Minimum       $0.62
                                                                            Maximum       $2.40
                                                                            Example(9)    $0.88
---------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual rate.)         Monthly                   $52          Same as current
---------------------------------------------------- ---------------------- -------------------- --------------------
   Guaranteed Insurability Rider  (Rate is per              Monthly         Varies(6)              Same as current
   $1,000 of the rider benefit.)                                            Minimum       $0.56
                                                                            Maximum       $1.97
                                                                            Example (11)  $0.93
---------------------------------------------------- ---------------------- -------------------- --------------------
   Term Coverage Rider (Rate is per $1,000 of the            Monthly        Varies(7)            Varies(2)
   rider benefit.)                                                          Minimum       $0.35  Minimum       $1.26
                                                                            Maximum    $1000.    Maximum    $1000.
                                                                            Example (9,10)$1.04  Example (9,10)$4.15
---------------------------------------------------- ---------------------- -------------------- --------------------
   Other Insured Rider  (Rate is per $1,000 of the           Monthly        Varies(2)            Varies(2)
   rider benefit.)                                                          Minimum       $0.95  Minimum       $1.01
                                                                            Maximum    $1000.    Maximum    $1000.
                                                                            Example (9,10)$3.24  Example (9,10)$3.45
---------------------------------------------------- ---------------------- -------------------- --------------------
   Terminal Illness Rider                                     N/A                No Cost               No Cost
---------------------------------------------------- ---------------------- -------------------- --------------------
   Legacy Asset Rider  (Rate is per $1,000 of the           Monthly         Varies(2)            Varies(2)
   rider net amount at risk.)                                               Minimum       $0.40  Minimum       $0.50
                                                                            Maximum     $282.13  Maximum     $528.83
                                                                            Example(9,10) $0.93  Example (9,10)$1.40

---------------------------------------------------- ---------------------- -------------------- --------------------
    Waiver of Deductions Rider on Legacy                    Monthly         Varies(8)
    Asset Rider  (Rate is percentage of the total                           Minimum        0.05%    Same as current
    monthly deduction not including this rider.)                            Maximum       77.66%
                                                                            Example (9,10) 0.24%
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
(1) Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
(2)      Rate varies by insured's sex, risk class and attained age.
(3)      Rate varies by insured's sex, issue age, and risk class.
(4) Rate varies by insured's sex, and age and risk class at the time of the increase. Example charges assume increase occurs after five Policy Years.
(5) Rate varies by insured's sex, age and risk class at the time the rider is added to the Policy.
(6) Rate varies by insured's sex and issue age at the time the rider is added to the Policy.
(7) Rate varies by the rider insured's sex, age and risk class at the time the rider is added to the Policy, and the length of time the rider has been in force.
(8)      Rate varies by insured's attained age
(9) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy.
(10)     "Example" charges assume Policy is in its first Policy Year.
(11) "Example" charges assume an insured who is male, age 10 at the time the rider is added to the Policy.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes net interest rates charged on amounts borrowed from the Policy.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                    Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted             Current             Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)                  Upon each Policy
    Regular Loans                                        anniversary               2.0%                 2.5%
    Reduced Rate Loans  (available only after the 5th
                           Policy Year)                                              0%                   0%
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES  (as of 12/31/2005)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                   0.41% (1)            1.25% (2)
---------------------------------------------------------------------------- ------------------- -------------------
After any Waivers and Reductions (explained in the footnotes below)                 0.36% (1)            1.25% (2)
---------------------------------------------------------------------------- ------------------- -------------------
    (1) Ameritas Money Market Portfolio.
    (2) Summit EAFE International Index Portfolio.

-------------------------------------------------------------------------------------------------------------
                                                                                 Total       Total Expenses
Subaccount's underlying                 Management      Other      Portfolio  Waivers and  after waivers and
Portfolio Name                             Fees         Fees         Fees      Reductions  reductions, if any
-------------------------------------- ------------ ------------- ----------- ------------ ------------------
AMERICAN CENTURY(R)
o   VP Income & Growth                    0.70%           -          0.70%          -             0.70%
o   VP Value                              0.93%           -          0.93%          -             0.93% (1)
AMERITAS PORTFOLIOS  (2), (3)
o   Ameritas Income & Growth              0.71%         0.17%        0.88%       0.10%            0.78%
o   Ameritas Index 500 *                  0.29%         0.20%        0.49%       0.11%            0.38%
o   Ameritas MidCap Growth                0.87%         0.19%        1.06%       0.12%            0.94%
o   Ameritas Money Market                 0.26%         0.15%        0.41%       0.05%            0.36%
o   Ameritas Small Capitalization         0.99%         0.23%        1.22%       0.29%            1.00%
FIDELITY (Initial Class)
o   VIP Asset Manager                     0.52%         0.12%        0.64%          -             0.63%(4)
o   VIP Contrafund(R)                     0.57%         0.09%        0.66%          -             0.64%(4)
o   VIP Equity-Income                     0.47%         0.09%        0.56%          -             0.55%(5)
o   VIP Growth                            0.57%         0.10%        0.67%          -             0.63%(4)
o   VIP High Income                       0.57%         0.13%        0.70%          -             0.70%
o   VIP Investment Grade Bond             0.36%         0.13%        0.49%          -             0.49%
o   VIP Mid Cap                           0.57%         0.12%        0.69%          -             0.64%(4)
SUMMIT (6)
o   EAFE International Index              0.56%         0.69%        1.25%          -             1.25%(7) (8)
o   Nasdaq-100 Index                      0.35%         0.30%        0.65%          -             0.65%(7)
o   Russell 2000 Small Cap Index          0.35%         0.34%        0.69%          -             0.69%
o   S&P MidCap 400 Index                  0.30%         0.24%        0.54%          -             0.54%
THIRD AVENUE
o   Third Avenue Value                    0.90%         0.29%        1.19%          -             1.19%
--------------------------------------------------------------------------------------------------------------

(1) The fund has a stepped up fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
(2) The portfolio Advisor (AIC) has contractually agreed to limit annual portfolio operating expenses through April 30, 2007, as reflected above. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor benefits from the expense offset arrangement and the Advisor's obligation under the contractual limitation is reduced by the credits earned.
(3) Management fee for the Ameritas Portfolios include both the investment advisory fee and administrative service fee. The administrative service fee is 0.05% of the portfolio's average daily net assets with a minimum of $50,000.
(4) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been:
                           VIP Asset Manager                0.63%
                           VIP Contrafund                   0.64%
                           VIP Growth                       0.63%
                           VIP Mid Cap                      0.64%
(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. These offsets may be discontinued at any time. Including this reduction, the total class operating expense for the VIP Equity-Income Portfolio would have been 0.55%.
(6) Figures are based on the actual expenses incurred by the Portfolio for the year ended December 31, 2005. Actual Portfolio expenses may vary.
(7) The fund does not bear any expenses above the amount disclosed; any additional expenses are borne by the adviser according to the terms of the advisory agreement.
(8) The adviser has agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the portfolio until December 31, 2006.

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

         We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.

CHARGES EXPLAINED

         The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge.

o        Surrender Charge
         Upon a full surrender of your Policy, we deduct a Surrender Charge from the total Policy value. The amount and duration of this charge varies by the insured's sex, issue age (or attained age at the time of any increase), risk class, specified amount of insurance coverage, and the length of time the Policy has been in force. The longest Surrender Charge duration is 14 years through issue age 85. The Surrender Charge applies from the Policy issue date as to the initial specified amount of insurance coverage, and from the date of any increase as to increases in the specified amount. Ask for a Policy illustration or see your Policy for these charges applicable to you. Taxes and tax penalties may apply.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         We may charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted only from Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula below for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insured's sex, issue age, risk class and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the rates shown in the Policy. Changes will equally apply to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month;
     multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge,
         Administrative Charge per $1,000 of Initial Specified Amount, and Administrative Charge per $1,000 of Increase in Specified Amount

         These administrative charges partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from these charges.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES for information about the costs of these features, and refer to APPENDIX B for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

----------------------------------------- ----------------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
----------------------------------------- ----------------------------------------------------------------------------
           AMERICAN CENTURY(R)                     Offered through American Century Variable Portfolios, Inc.
                                                   Advised by American Century Investment Management, Inc.
----------------------------------------- ----------------------------------------------------------------------------
VP Income & Growth                        Income and Growth
----------------------------------------- ----------------------------------------------------------------------------
VP Value                                  Growth with Income secondary
----------------------------------------- ----------------------------------------------------------------------------
          AMERITAS PORTFOLIOS                 Offered through Calvert Variable Series, Inc. Ameritas Portfolios
              - subadvisor                                  Advised by Ameritas Investment Corp.*
----------------------------------------- ----------------------------------------------------------------------------
Ameritas Income & Growth - Fred Alger     Income and Growth
Management, Inc. ("Fred Alger")
----------------------------------------- ----------------------------------------------------------------------------
Ameritas Index 500 - SSgA Funds           Common stocks of U.S. companies on the S&P 500 Index.
Management, Inc.
----------------------------------------- ----------------------------------------------------------------------------
Ameritas MidCap Growth - Fred Alger       Growth
----------------------------------------- ----------------------------------------------------------------------------
Ameritas Money Market - Calvert Asset     Money market
Management Company, Inc.
----------------------------------------- ----------------------------------------------------------------------------
Ameritas Small Capitalization - Eagle     Growth
Asset Management, Inc.
----------------------------------------- ----------------------------------------------------------------------------
       FIDELITY(R) (Initial Class)                 Offered through Variable Insurance Products: Initial Class
                                                      Advised by Fidelity Management & Research Company
----------------------------------------- ----------------------------------------------------------------------------
VIP Asset Manager                         Allocates assets among stocks, bonds and short-term instruments.
----------------------------------------- ----------------------------------------------------------------------------
VIP Contrafund                            Investment objective is long-term capital appreciation.
----------------------------------------- ----------------------------------------------------------------------------
VIP Equity-Income Income.                 Seeks yield which exceeds the composite yield on
                                          the securities comprising the S&P 500.
----------------------------------------- ----------------------------------------------------------------------------
VIP Growth                                Seeks capital appreciation
----------------------------------------- ----------------------------------------------------------------------------
VIP High Income                           Income and Growth
----------------------------------------- ----------------------------------------------------------------------------
VIP Investment Grade Bond                 Bond
----------------------------------------- ----------------------------------------------------------------------------
VIP MidCap                                Long-term growth
----------------------------------------- ----------------------------------------------------------------------------
                 SUMMIT                        Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                         Advised by Summit Investment Partners, Inc.*
----------------------------------------- ----------------------------------------------------------------------------
EAFE International Index                  Growth
----------------------------------------- ----------------------------------------------------------------------------
Nasdaq-100 Index                          Growth
----------------------------------------- ----------------------------------------------------------------------------
Russell 2000 Small Cap Index              Growth
----------------------------------------- ----------------------------------------------------------------------------
S&P MidCap 400 Index                      Growth
----------------------------------------- ----------------------------------------------------------------------------
              THIRD AVENUE                           Offered through Third Avenue Variable Series Trust
                                                           Advised by Third Avenue Management LLC
----------------------------------------- ----------------------------------------------------------------------------
Third Avenue Value                        Growth
----------------------------------------------------------------------------------------------------------------------
Each of these companies is part of the UNIFI Mutual Holding Company, the ultimate parent of AVLIC.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         Voting Rights

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other policy owners, annuitants, and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer at our Service center Trading Unit - either Written Notice, an authorized telephone transaction, fax or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the business day they are received by our Trading Unit before 3:00 p.m. Central Time. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greatest of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months;
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and our portfolio managers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges assessed by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules, nor are they subject to a transfer fee. See the sections of the prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.

          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may also receive revenue sharing from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must not be older than age 90 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

         The minimum initial specified amount of life insurance is $100,000, which can be a combination of base Policy coverage and term insurance provided by an optional rider. The specified amount of base coverage must be at least $50,000 and at issue must be at least 10% of the total specified amount (base plus term coverage combined).

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least Minimum Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

Allocating Premium

         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.
         Return of Premium States and IRA plan Policies. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period, we will hold the portion of your initial premium allocated to the Separate Account in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.
         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deduction. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy month; plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy month; minus
          (f) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (g) any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i)  the Fixed Account's share of charges for any optional features;
               plus
          (j) interest credited on the Fixed Account balance since the end of the previous Policy month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy or rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.

o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when Policy's cash surrender value is not enough to cover any due but unpaid charges. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during its first five Policy Years so long as the premiums paid minus partial withdrawals and outstanding Policy loan and loan interest exceeds the cumulative Minimum Premium required to date. This feature may be modified or not available in all states.

         If an optional Guaranteed Death Benefit is elected, we further guarantee the Policy will not lapse during the Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the Guaranteed Death Benefit Premium requirements and the following rules.
     o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
     o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and
     o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
     o    Written application signed by you and the insured;
     o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
     o    Premium at least equal to the greater of:
          (1) An amount sufficient to bring the Cash Surrender Value after the first monthly deduction to an amount greater than zero; or
          (2)  Three times the current Policy Month's monthly deduction.
     o    Repayment or reinstatement of any outstanding Policy debt.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated. Any guaranteed death benefit cannot be reinstated.

         The Policy cannot be reinstated once it has been fully surrendered. `

DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' page 1, 3 and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your state's "free look" requirements are on the front page of your Policy.

OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX B - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES section.

         LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         HOW TO GET FINANCIAL STATEMENTS

         Our company and separate account financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

         DISTRIBUTION OF THE POLICY

         Our underwriter and affiliate, Ameritas Investment Corp., enters into contracts with its own registered representatives to sell Policies and with various broker-dealers ("Distributors") to distribute Policies through their representatives. Total commission paid for the Policies and other information about distribution compensation can be found in this Policy's Statement of Additional Information ("SAI"). Instructions to obtain an SAI are on the last page of this prospectus. It is also fair for you to ask a representative about the commission they earn for the sale of a Policy. Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another. In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to us or to our affiliates. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $10,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2005 the list included the following firms: FFP Securities, Harbour Investments, Horace Mann Investors, InvestaCorp, Investors Capital Corp, Kovack Securities, SCF Securities, and Sigma Financial. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

         POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life, determined as described below; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
  -  Your Policy being in force;
  -  Our receipt of Due Proof of Death of the Insured;
  -  Our receipt of sufficient beneficiary information to make the payment; and
  -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

         The death benefit is the greater of: (a) the specified amount of insurance coverage on the insured's date of death; or (b) the Policy value on the date of death multiplied times a corridor percentage that is 1 divided by the net single premium required to fund the future benefits under the Policy. (The corridor percentage varies by the insured's issue age, sex, risk class, and length of time the Policy has been in force.)

o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules
o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 90 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in specified amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o Surrender Charges become applicable to the amount of the increase, measured from the date of the increase. See this prospectus' CHARGES section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this prospectus' OTHER IMPORANT POLICY INFORMATION: Lapse and Grace Period - Guaranteed Death Benefit provision.)
o An additional Administrative Charge Per $1,000 of Increase in Specified Amount will be added. See this prospectus' CHARGES section.
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE () in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o The specified amount of coverage after the decrease must be at least $100,000, which must consist of at least $50,000 of base policy coverage and may include optional term rider coverage on the insured.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o For purposes of determining the new Cost of Insurance charge, the decrease will reduce the specified amount of insurance coverage by first reducing the specified amount provided by the most recent increase, then the next most recent increase successively, and finally the Policy's initial specified amount of insurance coverage.

NO MATURITY DATE

         This Policy does not have a maturity date. However, some States do not allow us to collect cost of insurance charges after the insured attains age 100. In those states, your Policy's specified amount is reduced to $1,000 upon the insured's attained age 100.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

--------------------------------------------------------------------------------
                             Amount You Can Borrow
--------------------------------------------------------------------------------
Standard Policy Loan. After the first Policy Year, you may borrow not less than $200 and up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy debt including the requested loan to the next Policy anniversary.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Available after the 5th Policy Year. Amount eligible is limited to Policy earnings (Policy value exceeding the amount of premiums paid minus any previous partial withdrawals, minus any outstanding Reduced Rate Policy Loan); but, cannot exceed the maximum available loan amount. Any Standard Policy Loan outstanding at the end of the 5th Policy Year will become a Reduced Rate Policy Loan up to the eligible amount from that point forward. Once a loan is categorized as a Reduced Rate Policy Loan, it will continue to be charged the reduced loan rate.
--------------------------------------------------------------------------------
                               Loan Interest Rate
--------------------------------------------------------------------------------
Standard Policy Loan. Current net annual loan interest rate of 2%. We charge a current interest rate with a 5.5% effective annual yield (guaranteed to not exceed 6%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o The applicable Surrender Charge is described in your Policy and the CHARGES section of this prospectus.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. The Policy value will be reduced by the amount of the partial withdrawal, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES section of this prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Minimum Premium and Guaranteed Death Benefit Premium requirements. You may request a new illustration of policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Option C).

          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

TAX MATTERS
         The following is only general information about federal tax law and is not intended as tax advice. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS

       Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
- the total of any premium payments or other consideration paid for the Policy, minus
-  any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract because of a reduction in benefits, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.
         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.
         Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

APPENDIX A: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES section.

o        Guaranteed Death Benefit Rider
         This Rider allows you to extend the guaranteed death benefit period available in the base Policy. No extra cost. Minimum premium requirements must be maintained to keep this benefit in force.

o        Waiver of Monthly Deductions on Disability Rider
         This Rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o        Payor Waiver of Monthly Deductions on Disability Rider
         This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o        Disability Benefit Rider
         This Rider provides that during periods of the insured's total disability, as defined in the Rider, we will provide benefits to the Policy Owner by paying a benefit into the Policy as a premium, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o        Payor Disability Rider
         This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, we will provide benefits to the Policy Owner by paying a benefit into the Policy as a premium, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o        Accidental Death Benefit Rider
         This Rider pays an additional benefit upon the insured's death resulting from a covered accident.

o        Children's Protection Rider
         This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

o        Guaranteed Insurability Rider
         This Rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

o        Term Coverage Rider
         This Rider provides term insurance upon the insured's life in addition to the specified amount of insurance coverage under the Policy.

o        Other Insured Rider
         This Rider provides term insurance upon an individual other than the insured.

o        Terminal Illness Rider
         This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy.

o        Legacy Asset Rider
         This Rider also provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of a diagnosis of a terminal or chronic illness. This living benefit is not a qualified life insurance benefit under Internal Revenue Code section 7702, so the charge for this Rider must be treated as a partial withdrawal from the Policy for income tax purposes.

o        Waiver of Deductions Rider
         This Rider is issued in conjunction with the Legacy Asset Rider and provides for the waiver of certain Policy charges and charges for any Policy riders so long as benefits under the Legacy Asset Rider are payable in the event of a diagnosis of a chronic illness (and does not apply for a terminal illness diagnosis).

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first five Policy Years so long as Minimum Premium is paid, and any other longer period provided by an optional Guaranteed Death Benefit Rider.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of your Policy.

Premium
   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during any guaranteed death benefit period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
   Minimum Premium is the amount of premium which, if paid monthly in advance, will keep your Policy in force for the first five Policy Years, even if the Cash Surrender Value is zero or less.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, AVLIC - Ameritas Variable Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

         IMSA

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
        for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable
           investment option underlying portfolios you wish to select.


                             IF YOU HAVE QUESTIONS,
     wish to request a Statement of Additional Information, or inquire about a Policy including a personalized illustration (without charge), contact your sales representative, or write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                            www.variable.ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

     A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about us and the Policy. You may obtain a copy without charge upon request to our toll-free telephone number shown to the left. Information about us (including the SAI), is available on the SEC's Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC's Public Reference Room, 100 F Street, NE, Washington, D.C. 20549-0102. (Direct questions to the SEC at 202-551-8090.)

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. Unless there is other transactional activity in your Policy during a calendar quarter as described below, the Policy annual report will be the only report you receive showing details for the prior year of automatic planned periodic premium payments received and charges regularly deducted each month from Policy value including the Policy administrative charges, risk charge, cost of insurance charge and monthly charges for optional rider benefits. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur, and will confirm any automated premium payments upon request. You will receive such additional periodic reports as may be required by the SEC.


Overture VIVA!                         SEC Registration #: 811-04473, 333-101274
                                   Last Page

Statement of Additional Information:  May 1, 2006
to accompany Policy Prospectuses dated:  May 1, 2006

VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS VARIABLE LIFE INSURANCE
COMPANY SEPARATE ACCOUNT V


TABLE OF CONTENTS                                Page

About Our Company..................................1

Underwriter........................................2
Distribution of the Policy

More Information on Charges........................3
         Waiver of Certain Charges
         Underwriting Procedure
Distribution of Materials
Licensing Agreement

Advertising........................................4
Performance Data
Financial Statements

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:
                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                  5900 O Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                            www.variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

     This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

     ABOUT OUR COMPANY

     Ameritas Variable Life Insurance Company Separate Account V was established as a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, Ameritas") on August 28, 1985. The Separate Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits.

     We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company.

     We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios.


                                     SAI:1

UNDERWRITER

                  The Policies are offered continuously and are distributed by Ameritas Investment Corp. (AIC), 5900 O Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. AIC enters into contracts with various broker-dealers (Distributors) to distribute Policies.

                                                           YEAR:        2003              2004             2005
----------------------------------------------------------------- ----------------- ----------------- ----------------
Variable life insurance commission we paid to AIC that was paid       $9,427,042       $10,148,450      $13,595,629
to other broker-dealers and representatives (not kept by AIC).
----------------------------------------------------------------- ----------------- ----------------- ----------------
Variable life insurance commission earned and kept by AIC.               $13,937           $25,115          $38,693
---------------------------------------------------------------- ----------------- ----------------- ----------------
Fees we paid to AIC for variable life insurance Principal               $223,244          $280,194         $361,994
Underwriter services.
----------------------------------------------------------------- ----------------- ----------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers (Distributors) to distribute Policies. These Distributors are registered with the SEC and are members of the National Association of Securities Dealers, Inc.
(NASD). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

         Distribution Compensation for Currently Sold Products
          o Protector hVUL: Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.
          o Overture VIVA!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.
          o Overture OVATION!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Overture BRAVO!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Distribution Compensation for Products No Longer Being Sold
          o Overture APPLAUSE, APPLAUSE II, & ENCORE!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Overture LIFE SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

                                     SAI:2

MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

o        Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For the Policy 4101 policy, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Standard Ordinary Mortality Tables, Age Nearest Birthday. For all other policies, the guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         Actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         LICENSING AGREEMENT

         The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee (Ameritas) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY

                                     SAI:3

FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED
THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         FINANCIAL STATEMENTS

         The statutory financial statements of Ameritas Variable Life Insurance Company as of December 31, 2005 and 2004, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2005, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                                     SAI:4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2005, and the related statements of operations and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2005 and the results of their operations and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 23, 2006

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS
INVESTMENTS AT FAIR VALUE:
    Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         1,397,268.757 shares at $25.49 per share (cost $31,293,420)                             $     35,616,381
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         36,465.105 shares at $25.39 per share (cost $834,077)                                            925,849
       VIP Growth Portfolio: Initial Class (Growth IC) -
         1,162,627.604 shares at $33.70 per share (cost $43,298,744)                                   39,180,550
       VIP Growth Portfolio: Service Class (Growth SC) -
         25,577.073 shares at $33.56 per share (cost $833,474)                                            858,367
       VIP High Income Portfolio: Initial Class (High Income IC) -
         1,293,444.409 shares at $6.17 per share (cost $8,179,271)                                      7,980,552
       VIP High Income Portfolio: Service Class (High Income SC) -
         63,139.013 shares at $6.14 per share (cost $373,812)                                             387,674
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         946,618.162 shares at $20.61 per share (cost $17,765,399)                                     19,509,800
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         18,488.469 shares at $20.52 per share (cost $307,715)                                            379,383
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         1,437,383.373 shares at $15.04 per share (cost $22,769,268)                                   21,618,246
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         13,041.230 shares at $14.94 per share (cost $180,878)                                            194,836
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         994,848.319 shares at $12.76 per share (cost $12,767,656)                                     12,694,265
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         1,110,695.751 shares at $31.03 per share (cost $25,143,294)                                   34,464,889
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         34,233.373 shares at $30.93 per share (cost $812,918)                                          1,058,838
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         237,558.732 shares at $12.97 per share (cost $3,176,275)                                       3,081,137
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         4,699.364 shares at $12.88 per share (cost $53,585)                                               60,528
       VIP Mid Cap Portfolio: Initial Class (MidCap IC) -
         3,501.030 shares at $35.11 per share (cost $95,170)                                              122,921
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio - Class O (Balanced) -
         563,217.805 shares at $14.44 per share (cost $7,298,250)                                       8,132,865




The accompanying notes are an integral part of these financial statements.


                                      FS-2


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    MFS Variable Insurance Trust (MFS):
       Strategic Income Portfolio (Strategic Inc.) -
         244,034.436 shares at $10.64 per share (cost $2,582,571)                                $      2,596,526
       Utilities Portfolio (Utilities) -
         504,127.737 shares at $23.74 per share (cost $9,501,110)                                      11,967,992
       New Discovery Portfolio (New Discovery) -
         272,799.288 shares at $15.65 per share (cost $4,084,034)                                       4,269,309
    The Universal Institutional Funds, Inc. (Van Kampen):
       Emerging Markets Equity Portfolio - Class I (Emerging Markets) -
         688,633.160 shares at $14.73 per share (cost $6,956,870)                                      10,143,566
       Global Value Equity Portfolio - Class I (Global Value) -
         409,965.016 shares at $14.87 per share (cost $5,093,139)                                       6,096,180
       International Magnum Portfolio - Class I (Intl. Magnum) -
         223,130.086 shares at $12.38 per share (cost $2,328,536)                                       2,762,350
       U.S. Real Estate Portfolio - Class I (U.S. Real Estate) -
         430,930.739 shares at $23.08 per share (cost $7,027,850)                                       9,945,881
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Core Strategies Portfolio (Core Strat.) -
         1,139,189.420 shares at $17.80 per share (cost $17,146,462)                                   20,277,572
       Ameritas Income & Growth Portfolio (Income and Growth) -
         3,866,814.963 shares at $13.16 per share (cost $50,898,600)                                   50,887,285
       Ameritas Index 500 Portfolio (Index 500) -
         212,570.316 shares at $134.68 per share (cost $29,368,560)                                    28,628,970
       Ameritas MidCap Growth Portfolio (MidCap) -
         635,574.929 shares at $37.00 per share (cost $19,564,707)                                     23,516,272
       Ameritas Money Market Portfolio (Money Market) -
         18,398,294.641 shares at $1.00 per share (cost $18,398,295)             $   18,398,295
           Dividends Receivable                                                           8,058
                                                                                ----------------
             Total                                                                                     18,406,353
       Ameritas Small Capitalization Portfolio (Small Cap) -
         548,496.526 shares at $27.77 per share (cost $20,574,198)                                     15,231,749
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         236,543.002 shares at $23.22 per share (cost $5,205,324)                                       5,492,529
       Ameritas Select Portfolio (Select) -
         433,334.652 shares at $22.15 per share (cost $8,285,963)                                       9,598,363
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         657,385.880 shares at $1.943 per share (cost $1,144,445)                                       1,277,301


The accompanying notes are an integral part of these financial statements.


                                      FS-3


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Calvert Portfolios (Calvert), continued:
       CVS Social International Equity Portfolio (Intl. Equity) -
         69,227.988 shares at $18.07 per share (cost $1,007,997)                                 $      1,250,950
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         35,144.585 shares at $26.47 per share (cost $802,540)                                            930,277
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         91,455.445 shares at $15.26 per share (cost $1,338,265)                                        1,395,610
       CVS Social Equity Portfolio (Equity) -
         21,972.730 shares at $17.70 per share (cost $331,604)                                            388,917
       CVS Income Portfolio (Income) -
         249,253.817 shares at $15.94 per share (cost $4,059,725)                                       3,973,106
    American Century Variable Portfolios, Inc. (American Century):
       VP Income & Growth Portfolio (Income & Growth) -
         856,363.655 shares at $7.51 per share (cost $5,536,705)                                        6,431,291
       VP Value Portfolio (Value) -
         22,819.714 shares at $8.20 per share (cost $180,912)                                             187,122
    AIM Variable Insurance Funds (AIM):
       AIM V.I. Dynamics Portfolio - Series I (Dynamics) -
         86,460.529 shares at $14.77 per share (cost $1,031,933)                                        1,277,022
    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         78,638.391 shares at $66.08 per share (cost $4,164,379)                                        5,196,425
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         57,325.494 shares at $65.46 per share (cost $3,086,944)                                        3,752,527
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         108,628.023 shares at $22.97 per share (cost $2,141,343)                                       2,495,186
       EAFE International Index Portfolio (EAFE Intl.) -
         3,635.322 shares at $81.98 per share (cost $250,556)                                             298,024
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         686,187.164 shares at $27.41 per share (cost $13,893,643)                                     18,808,390
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio - Service Shares (MidCap) -
         73,318.601 shares at $19.06 per share (cost $1,169,738)                                        1,397,453

                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    455,147,579
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                        Equity-Income IC
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        524,070   $        432,071
   Mortality and expense risk charge                                                   (285,577)          (262,413)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             238,493            169,658
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    1,151,661            103,217
   Net realized gain(loss) on sale of fund shares                                       144,750            132,733
                                                                              ------------------ -------------------
Net realized gain(loss)                                                               1,296,411            235,950
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          133,171          2,721,879
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
    from operations                                                            $      1,668,075   $      3,127,487
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        238,493   $        169,658
   Net realized gain(loss)                                                            1,296,411            235,950
   Net change in unrealized appreciation/depreciation                                   133,171          2,721,879
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,668,075          3,127,487
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                3,908,410          2,888,339
   Subaccounts transfers (including fixed account), net                               2,199,746          2,370,767
   Transfers for policyowner benefits and terminations                               (2,465,036)        (1,571,439)
   Policyowner maintenance charges                                                   (2,339,158)        (2,031,934)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,303,962          1,655,733
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,972,037          4,783,220
Net assets at beginning of period                                                    32,644,344         27,861,124
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     35,616,381   $     32,644,344
                                                                              ================== ===================




The accompanying notes are an integral part of these financial statements.


                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

          Equity-Income SC                           Growth IC                              Growth SC
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         11,111    $          6,389   $        189,469   $         99,922    $          2,380   $            811
           (6,714)             (5,264)          (328,529)          (337,702)             (6,059)            (5,026)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            4,397               1,125           (139,060)          (237,780)             (3,679)            (4,215)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           25,685               1,616               ----               ----                ----               ----
            4,850               8,026           (648,714)        (1,014,386)               (432)            (4,090)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           30,535               9,642           (648,714)        (1,014,386)               (432)            (4,090)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            1,894              50,326          2,583,772          2,199,985              36,853             24,158
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         36,826    $         61,093   $      1,795,998   $        947,819    $         32,742   $         15,853
=================== ================== ================== =================== ================== ===================




 $          4,397    $          1,125   $       (139,060)  $       (237,780)   $         (3,679)  $         (4,215)
           30,535               9,642           (648,714)        (1,014,386)               (432)            (4,090)
            1,894              50,326          2,583,772          2,199,985              36,853             24,158
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           36,826              61,093          1,795,998            947,819              32,742             15,853
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          190,017              79,594          4,386,738          4,256,883             187,637            112,863
           62,135             190,670           (609,637)           922,736              70,587             79,257
          (19,320)             (6,766)        (2,864,285)        (2,568,970)            (24,501)           (33,461)
          (50,781)            (43,545)        (2,858,373)        (2,843,333)            (43,736)           (41,939)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          182,051             219,953         (1,945,557)          (232,684)            189,987            116,720
------------------- ------------------ -------------------------------------- ------------------ -------------------

          218,877             281,046           (149,559)           715,135             222,729            132,573
          706,972             425,926         39,330,109         38,614,974             635,638            503,065
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        925,849    $        706,972   $     39,180,550   $     39,330,109    $        858,367   $        635,638
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                         High Income IC
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $      1,225,359   $        590,120
   Mortality and expense risk charge                                                    (69,069)           (69,216)
                                                                              ------------------ -------------------
Net investment income(loss)                                                           1,156,290            520,904
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        75,924            219,805
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  75,924            219,805
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                       (1,092,738)           (36,353)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        139,476   $        704,356
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,156,290   $        520,904
   Net realized gain(loss)                                                               75,924            219,805
   Net change in unrealized appreciation/depreciation                                (1,092,738)           (36,353)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      139,476            704,356
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  933,538            806,982
   Subaccounts transfers (including fixed account), net                                (399,053)           707,095
   Transfers for policyowner benefits and terminations                                 (887,425)          (481,809)
   Policyowner maintenance charges                                                     (575,488)          (541,566)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (928,428)           490,702
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (788,952)         1,195,058
Net assets at beginning of period                                                     8,769,504          7,574,446
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      7,980,552   $      8,769,504
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

           High Income SC                           Overseas IC                            Overseas SC
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         65,034    $        109,097   $        100,350    $        147,110   $          1,148   $          1,823
           (3,530)             (7,624)          (135,634)           (117,215)            (2,053)            (1,538)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           61,504             101,473            (35,284)             29,895               (905)               285
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----             78,535                ----              1,033               ----
           17,130              93,391            (69,815)           (289,467)             3,839              7,855
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           17,130              93,391              8,720            (289,467)             4,872              7,855
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (72,003)           (169,884)         2,917,998           1,928,090             43,623             13,020
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $          6,631    $         24,980   $      2,891,434    $      1,668,518   $         47,590   $         21,160
=================== ================== =================== ================== ================== ===================




 $         61,504    $        101,473   $        (35,284)   $         29,895   $           (905)  $            285
           17,130              93,391              8,720            (289,467)             4,872              7,855
          (72,003)           (169,884)         2,917,998           1,928,090             43,623             13,020
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

            6,631              24,980          2,891,434           1,668,518             47,590             21,160
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           38,576              28,646          1,993,424           1,397,978            126,920             28,218
         (124,034)           (862,707)         1,499,873           1,033,653             18,990             65,042
           (7,834)               (525)          (923,378)           (727,810)              ----            (70,156)
          (25,236)            (45,390)        (1,132,984)           (887,632)           (14,353)           (12,251)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (118,528)           (879,976)         1,436,935             816,189            131,557             10,853
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (111,897)           (854,996)         4,328,369           2,484,707            179,147             32,013
          499,571           1,354,567         15,181,431          12,696,724            200,236            168,223
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        387,674    $        499,571   $     19,509,800    $     15,181,431   $        379,383   $        200,236
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                          Asset Mgr. IC
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        606,707   $        631,309
   Mortality and expense risk charge                                                   (196,851)          (208,190)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             409,856            423,119
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        7,778               ----
   Net realized gain(loss) on sale of fund shares                                      (244,586)          (246,076)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (236,808)          (246,076)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          476,927            843,614
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        649,975   $      1,020,657
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        409,856   $        423,119
   Net realized gain(loss)                                                             (236,808)          (246,076)
   Net change in unrealized appreciation/depreciation                                   476,927            843,614
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      649,975          1,020,657
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,911,535          2,053,399
   Subaccounts transfers (including fixed account), net                                (601,775)          (234,589)
   Transfers for policyowner benefits and terminations                               (1,926,626)        (1,426,706)
   Policyowner maintenance charges                                                   (1,701,962)        (1,777,390)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (2,318,828)        (1,385,286)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,668,853)          (364,629)
Net assets at beginning of period                                                    23,287,099         23,651,728
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     21,618,246   $     23,287,099
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.



                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

            Asset Mgr. SC                          Inv. Bond IC                           Contrafund IC
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          5,907    $          9,908   $        481,354   $        553,607    $         81,728   $         73,101
           (1,814)             (2,451)          (107,469)          (116,653)           (242,085)          (194,804)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            4,093               7,457            373,885            436,954            (160,357)          (121,703)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


               80                ----            290,818            398,209               5,108               ----
            2,785               7,265            (47,858)           (20,203)            405,879            221,785
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            2,865               7,265            242,960            378,006             410,987            221,785
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           (2,554)             (2,076)          (448,486)          (385,483)          4,278,516          3,207,706
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $          4,404    $         12,646   $        168,359   $        429,477    $      4,529,146   $      3,307,788
=================== ================== ================== =================== ================== ===================




 $          4,093    $          7,457   $        373,885   $        436,954    $       (160,357)  $       (121,703)
            2,865               7,265            242,960            378,006             410,987            221,785
           (2,554)             (2,076)          (448,486)          (385,483)          4,278,516          3,207,706
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            4,404              12,646            168,359            429,477           4,529,146          3,307,788
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           30,942              28,994          1,831,250          1,401,217           3,983,830          2,816,951
           (6,955)             12,703           (471,887)          (228,200)          3,502,505          2,734,020
          (55,518)           (136,710)        (1,110,481)          (798,835)         (2,247,462)        (1,452,412)
          (20,884)            (29,771)        (1,003,463)        (1,023,779)         (2,183,316)        (1,772,039)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (52,415)           (124,784)          (754,581)          (649,597)          3,055,557          2,326,520
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (48,011)           (112,138)          (586,222)          (220,120)          7,584,703          5,634,308
          242,847             354,985         13,280,487         13,500,607          26,880,186         21,245,878
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        194,836    $        242,847   $     12,694,265   $     13,280,487    $     34,464,889   $     26,880,186
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                          Contrafund SC
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          1,493   $          1,323
   Mortality and expense risk charge                                                     (7,518)            (5,194)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (6,025)            (3,871)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                          136               ----
   Net realized gain(loss) on sale of fund shares                                        13,870              8,948
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  14,006              8,948
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          123,477             77,358
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        131,458   $         82,435
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (6,025)  $         (3,871)
   Net realized gain(loss)                                                               14,006              8,948
   Net change in unrealized appreciation/depreciation                                   123,477             77,358
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      131,458             82,435
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  181,224            122,690
   Subaccounts transfers (including fixed account), net                                 113,394             60,439
   Transfers for policyowner benefits and terminations                                  (32,633)           (19,692)
   Policyowner maintenance charges                                                      (45,639)           (42,184)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    216,346            121,253
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  347,804            203,688
Net assets at beginning of period                                                       711,034            507,346
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,058,838   $        711,034
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                                                     Fidelity
  --------------------------------------------------------------------------------------------------------------------

          Asset Mgr. Gr. IC                      Asset Mgr. Gr. SC                          MidCap IC
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         77,018    $         72,112   $          1,317   $          1,170    $           ----   $           ----
          (25,816)            (26,910)              (523)              (485)               (646)              (316)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           51,202              45,202                794                685                (646)              (316)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----               1,269               ----
          (41,871)            (46,124)               173                266               2,012                574
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (41,871)            (46,124)               173                266               3,281                574
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           77,456             169,882                783              1,723              13,964             11,611
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         86,787    $        168,960   $          1,750   $          2,674    $         16,599   $         11,869
=================== ================== ================== =================== ================== ===================




 $         51,202    $         45,202   $            794   $            685    $           (646)  $           (316)
          (41,871)            (46,124)               173                266               3,281                574
           77,456             169,882                783              1,723              13,964             11,611
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           86,787             168,960              1,750              2,674              16,599             11,869
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          381,491             427,638              4,400              4,071              57,510             29,093
         (265,765)            (24,232)                 7              1,837               1,432             23,653
         (281,467)           (168,772)              ----             (1,948)             (4,367)              (149)
         (243,786)           (264,454)            (1,706)            (2,075)            (21,381)           (14,046)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (409,527)            (29,820)             2,701              1,885              33,194             38,551
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (322,740)            139,140              4,451              4,559              49,793             50,420
        3,403,877           3,264,737             56,077             51,518              73,128             22,708
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      3,081,137    $      3,403,877   $         60,528   $         56,077    $        122,921   $         73,128
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                            Balanced
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        125,005   $        110,568
   Mortality and expense risk charge                                                    (62,161)           (60,527)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              62,844             50,041
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        44,445              2,764
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  44,445              2,764
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          451,871            225,264
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        559,160   $        278,069
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         62,844   $         50,041
   Net realized gain(loss)                                                               44,445              2,764
   Net change in unrealized appreciation/depreciation                                   451,871            225,264
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      559,160            278,069
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,106,674          1,107,728
   Subaccounts transfers (including fixed account), net                                 (92,081)           385,660
   Transfers for policyowner benefits and terminations                                 (535,196)          (504,977)
   Policyowner maintenance charges                                                     (648,933)          (649,763)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (169,536)           338,648
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  389,624            616,717
Net assets at beginning of period                                                     7,743,241          7,126,524
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      8,132,865   $      7,743,241
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.



                                                        MFS
--------------------------------------------------------------------------------------------------------------------

           Strategic Inc.                            Utilities                            New Discovery
-------------------------------------- -------------------------------------- --------------------------------------

       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        144,029    $         98,430   $         61,812   $        109,253    $           ----   $           ----
          (18,140)            (15,864)           (84,525)           (62,830)            (32,819)           (34,419)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          125,889              82,566            (22,713)            46,423             (32,819)           (34,419)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            7,543                ----               ----               ----                ----               ----
            8,963              12,221            396,582             (8,383)            (11,047)           (82,583)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           16,506              12,221            396,582             (8,383)            (11,047)           (82,583)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (117,928)             37,206          1,173,028          2,110,389             211,144            336,336
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         24,467    $        131,993   $      1,546,897   $      2,148,429    $        167,278   $        219,334
=================== ================== ================== =================== ================== ===================




 $        125,889    $         82,566   $        (22,713)  $         46,423    $        (32,819)  $        (34,419)
           16,506              12,221            396,582             (8,383)            (11,047)           (82,583)
         (117,928)             37,206          1,173,028          2,110,389             211,144            336,336
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           24,467             131,993          1,546,897          2,148,429             167,278            219,334
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          411,636             320,717          1,391,253          1,076,729             613,271            693,883
          400,519             282,891          1,159,268            747,122            (302,959)          (298,503)
         (149,360)           (145,943)          (939,859)          (473,369)           (264,944)          (278,168)
         (210,554)           (188,932)          (946,725)          (744,173)           (325,245)          (363,591)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          452,241             268,733            663,937            606,309            (279,877)          (246,379)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          476,708             400,726          2,210,834          2,754,738            (112,599)           (27,045)
        2,119,818           1,719,092          9,757,158          7,002,420           4,381,908          4,408,953
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      2,596,526    $      2,119,818   $     11,967,992   $      9,757,158    $      4,269,309   $      4,381,908
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Van Kampen
                                                                              --------------------------------------

                                                                                        Emerging Markets
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         26,582   $         25,679
   Mortality and expense risk charge                                                    (55,843)           (32,440)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (29,261)            (6,761)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
lized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                       358,534            202,591
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 358,534            202,591
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        1,777,397            661,617
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,106,670   $        857,447
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (29,261)  $         (6,761)
   Net realized gain(loss)                                                              358,534            202,591
   Net change in unrealized appreciation/depreciation                                 1,777,397            661,617
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,106,670            857,447
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  812,444            465,744
   Subaccounts transfers (including fixed account), net                               2,672,891            957,918
   Transfers for policyowner benefits and terminations                                 (317,440)          (187,133)
   Policyowner maintenance charges                                                     (535,298)          (290,722)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  2,632,597            945,807
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                4,739,267          1,803,254
Net assets at beginning of period                                                     5,404,299          3,601,045
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     10,143,566   $      5,404,299
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                    Van Kampen
--------------------------------------------------------------------------------------------------------------------

            Global Value                           Intl. Magnum                         U.S. Real Estate
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         58,772    $         36,297   $         30,580   $         62,131    $        110,954   $         89,881
          (45,902)            (39,006)           (19,798)           (15,941)            (72,265)           (48,160)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           12,870              (2,709)            10,782             46,190              38,689             41,721
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           40,373                ----               ----               ----             245,073            104,635
           73,082              42,652             47,071              1,976             452,291            342,880
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          113,455              42,652             47,071              1,976             697,364            447,515
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          168,111             580,095            195,025            273,653             629,663          1,390,404
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        294,436    $        620,038   $        252,878   $        321,819    $      1,365,716   $      1,879,640
=================== ================== ================== =================== ================== ===================




 $         12,870    $         (2,709)  $         10,782   $         46,190    $         38,689   $         41,721
          113,455              42,652             47,071              1,976             697,364            447,515
          168,111             580,095            195,025            273,653             629,663          1,390,404
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          294,436             620,038            252,878            321,819           1,365,716          1,879,640
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          828,916             678,558            297,373            269,439           1,017,692            719,921
          159,934             190,639            237,124            226,337             548,427          1,795,729
         (300,346)           (208,235)          (205,659)           (68,096)           (373,497)          (757,541)
         (395,254)           (371,047)          (169,509)          (155,837)           (667,306)          (463,585)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          293,250             289,915            159,329            271,843             525,316          1,294,524
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          587,686             909,953            412,207            593,662           1,891,032          3,174,164
        5,508,494           4,598,541          2,350,143          1,756,481           8,054,849          4,880,685
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      6,096,180    $      5,508,494   $      2,762,350   $      2,350,143    $      9,945,881   $      8,054,849
=================== ================== ================== =================== ================== ===================


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                           Core Strat.
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        105,942   $        157,525
   Mortality and expense risk charge                                                   (156,973)          (147,943)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (51,031)             9,582
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      100,520               ----
   Net realized gain(loss) on sale of fund shares                                       227,330             70,251
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 327,850             70,251
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                        1,175,712          1,194,693
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,452,531   $      1,274,526
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (51,031)  $          9,582
   Net realized gain(loss)                                                              327,850             70,251
   Net change in unrealized appreciation/depreciation                                 1,175,712          1,194,693
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,452,531          1,274,526
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,916,527          2,825,743
   Subaccounts transfers (including fixed account), net                                (308,249)          (436,572)
   Transfers for policyowner benefits and terminations                               (1,266,388)        (1,250,920)
   Policyowner maintenance charges                                                   (1,500,806)        (1,492,920)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (158,916)          (354,669)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,293,615            919,857
Net assets at beginning of period                                                    18,983,957         18,064,100
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     20,277,572   $     18,983,957
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.


                                                     Ameritas
--------------------------------------------------------------------------------------------------------------------

          Income and Growth                          Index 500                               MidCap
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        182,166    $         99,916   $        445,313   $        491,350    $           ----   $           ----
         (124,036)            (83,217)          (231,128)          (224,724)           (183,743)          (175,558)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           58,130              16,699            214,185            266,626            (183,743)          (175,558)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----           1,628,656               ----
          (88,524)           (122,499)          (230,181)          (540,240)            439,930            164,344
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (88,524)           (122,499)          (230,181)          (540,240)          2,068,586            164,344
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          940,996             805,043          1,029,276          2,842,618             294,495          2,410,439
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        910,602    $        699,243   $      1,013,280   $      2,569,004    $      2,179,338   $      2,399,225
=================== ================== ================== =================== ================== ===================




 $         58,130    $         16,699   $        214,185   $        266,626    $       (183,743)  $       (175,558)
          (88,524)           (122,499)          (230,181)          (540,240)          2,068,586            164,344
          940,996             805,043          1,029,276          2,842,618             294,495          2,410,439
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          910,602             699,243          1,013,280          2,569,004           2,179,338          2,399,225
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        2,054,832           1,487,695          3,733,599          3,986,378           2,616,649          2,359,279
       39,421,156             109,421         (1,512,972)           799,716            (430,023)           607,635
       (1,032,282)           (507,243)        (1,798,739)        (2,049,642)         (1,506,816)        (1,624,202)
       (1,248,395)           (882,100)        (2,322,615)        (2,347,972)         (1,612,995)        (1,569,165)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       39,195,311             207,773         (1,900,727)           388,480            (933,185)          (226,453)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       40,105,913             907,016           (887,447)         2,957,484           1,246,153          2,172,772
       10,781,372           9,874,356         29,516,417         26,558,933          22,270,119         20,097,347
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     50,887,285    $     10,781,372   $     28,628,970   $     29,516,417    $     23,516,272   $     22,270,119
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                              --------------------------------------

                                                                                          Money Market
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        580,243   $        279,345
   Mortality and expense risk charge                                                   (160,819)          (200,985)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             419,424             78,360
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                          ----               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                    ----               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                             ----               ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        419,424   $         78,360
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        419,424   $         78,360
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      419,424             78,360
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               15,076,687         17,301,793
   Subaccounts transfers (including fixed account), net                             (11,419,574)       (14,239,472)
   Transfers for policyowner benefits and terminations                               (5,039,854)        (7,175,969)
   Policyowner maintenance charges                                                   (2,027,354)        (2,349,187)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (3,410,095)        (6,462,835)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (2,990,671)        (6,384,475)
Net assets at beginning of period                                                    21,397,024         27,781,499
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     18,406,353   $     21,397,024
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.



                                                     Ameritas
--------------------------------------------------------------------------------------------------------------------

              Small Cap                          Small Co. Equity                            Select
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           ----    $           ----   $           ----   $           ----    $         13,218   $         24,306
         (129,257)           (130,938)           (41,530)           (33,763)            (61,668)           (49,609)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (129,257)           (130,938)           (41,530)           (33,763)            (48,450)           (25,303)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----            343,211            335,602             252,554               ----
         (722,377)           (667,131)           100,319             94,603              48,686            138,223
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (722,377)           (667,131)           443,530            430,205             301,240            138,223
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,098,389           1,005,167           (544,113)           223,490             155,061            404,884
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        246,755    $        207,098   $       (142,113)  $        619,932    $        407,851   $        517,804
=================== ================== ================== =================== ================== ===================




 $       (129,257)   $       (130,938)  $        (41,530)  $        (33,763)   $        (48,450)  $        (25,303)
         (722,377)           (667,131)           443,530            430,205             301,240            138,223
        1,098,389           1,005,167           (544,113)           223,490             155,061            404,884
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          246,755             207,098           (142,113)           619,932             407,851            517,804
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        2,051,468           2,171,741            969,775            869,519           1,672,426          1,133,755
         (611,946)            (61,914)           214,819            430,473           1,609,300            975,170
       (1,139,302)         (1,178,543)          (279,753)          (192,443)           (341,377)          (709,598)
       (1,173,602)         (1,211,453)          (479,858)          (420,072)           (684,732)          (555,169)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (873,382)           (280,169)           424,983            687,477           2,255,617            844,158
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (626,627)            (73,071)           282,870          1,307,409           2,663,468          1,361,962
       15,858,376          15,931,447          5,209,659          3,902,250           6,934,895          5,572,933
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     15,231,749    $     15,858,376   $      5,492,529   $      5,209,659    $      9,598,363   $      6,934,895
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                            Balanced
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         22,514   $         18,669
   Mortality and expense risk charge                                                     (9,710)            (8,345)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              12,804             10,324
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        12,591              8,224
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  12,591              8,224
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           29,916             57,607
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         55,311   $         76,155
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         12,804   $         10,324
   Net realized gain(loss)                                                               12,591              8,224
   Net change in unrealized appreciation/depreciation                                    29,916             57,607
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       55,311             76,155
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  192,822            182,905
   Subaccounts transfers (including fixed account), net                                  65,126            121,655
   Transfers for policyowner benefits and terminations                                  (78,132)           (42,769)
   Policyowner maintenance charges                                                      (98,139)           (88,873)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     81,677            172,918
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  136,988            249,073
Net assets at beginning of period                                                     1,140,313            891,240
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,277,301   $      1,140,313
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.



                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

            Intl. Equity                              Mid Cap                              Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          4,095    $          7,130   $           ----   $           ----    $           ----   $           ----
           (8,145)             (5,648)            (7,581)            (8,422)            (11,544)           (13,351)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (4,050)              1,482             (7,581)            (8,422)            (11,544)           (13,351)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
           20,656              19,141             20,729             30,064              12,062             40,818
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           20,656              19,141             20,729             30,064              12,062             40,818
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           88,499             105,451            (17,721)            49,815            (165,913)            90,154
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        105,105    $        126,074   $         (4,573)  $         71,457    $       (165,395)  $        117,621
=================== ================== ================== =================== ================== ===================




 $         (4,050)   $          1,482   $         (7,581)  $         (8,422)   $        (11,544)  $        (13,351)
           20,656              19,141             20,729             30,064              12,062             40,818
           88,499             105,451            (17,721)            49,815            (165,913)            90,154
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          105,105             126,074             (4,573)            71,457            (165,395)           117,621
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          221,462             167,935            184,501            192,918             248,642            234,952
          162,160              86,494            (70,905)          (187,927)           (119,075)             1,223
          (51,606)            (27,371)           (79,159)          (114,270)            (95,041)           (77,136)
         (100,374)            (85,147)           (92,160)          (109,213)           (121,211)          (145,248)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          231,642             141,911            (57,723)          (218,492)            (86,685)            13,791
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          336,747             267,985            (62,296)          (147,035)           (252,080)           131,412
          914,203             646,218            992,573          1,139,608           1,647,690          1,516,278
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      1,250,950    $        914,203   $        930,277   $        992,573    $      1,395,610   $      1,647,690
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                             Equity
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            212   $            259
   Mortality and expense risk charge                                                     (2,728)            (2,079)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (2,516)            (1,820)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                         5,221              2,559
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                   5,221              2,559
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           11,995             21,090
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         14,700   $         21,829
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (2,516)  $         (1,820)
   Net realized gain(loss)                                                                5,221              2,559
   Net change in unrealized appreciation/depreciation                                    11,995             21,090
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       14,700             21,829
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   85,579             99,591
   Subaccounts transfers (including fixed account), net                                  (7,997)            61,944
   Transfers for policyowner benefits and terminations                                  (18,603)            (6,095)
   Policyowner maintenance charges                                                      (39,896)           (35,284)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     19,083            120,156
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   33,783            141,985
Net assets at beginning of period                                                       355,134            213,149
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        388,917   $        355,134
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.



               Calvert                                               American Century
-------------------------------------- -----------------------------------------------------------------------------

               Income                             Income & Growth                             Value

-------------------------------------- ------------------ ------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        114,224    $         50,676   $         99,807   $         50,345    $            888   $            368
          (20,621)            (11,374)           (41,945)           (29,638)               (951)              (365)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           93,603              39,302             57,862             20,707                 (63)                 3
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           23,901              67,081               ----               ----              10,272                285
           (3,530)              5,439             39,375             31,061                  85                301
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           20,371              72,520             39,375             31,061              10,357                586
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (34,072)            (40,828)           132,213            418,709              (2,863)             7,319
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         79,902    $         70,994   $        229,450   $        470,477    $          7,431   $          7,908
=================== ================== ================== =================== ================== ===================




 $         93,603    $         39,302   $         57,862   $         20,707    $            (63)  $              3
           20,371              72,520             39,375             31,061              10,357                586
          (34,072)            (40,828)           132,213            418,709              (2,863)             7,319
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           79,902              70,994            229,450            470,477               7,431              7,908
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          892,840             412,302          1,483,501          1,002,281              64,154             30,514
        1,509,851             750,434            821,274            600,340              54,993             34,688
         (143,443)            (35,411)          (243,643)          (149,653)               (326)              (154)
         (312,567)           (181,031)          (568,875)          (446,861)            (24,377)           (11,341)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        1,946,681             946,294          1,492,257          1,006,107              94,444             53,707
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        2,026,583           1,017,288          1,721,707          1,467,584             101,875             61,615
        1,946,523             929,235          4,709,584          3,233,000              85,247             23,632
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      3,973,106    $      1,946,523   $      6,431,291   $      4,709,584    $        187,122   $         85,247
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               AIM
                                                                              --------------------------------------

                                                                                            Dynamics
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                     (9,767)            (8,429)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (9,767)            (8,429)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        64,100             21,525
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  64,100             21,525
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           62,776            111,591
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        117,109   $        124,687
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (9,767)  $         (8,429)
   Net realized gain(loss)                                                               64,100             21,525
   Net change in unrealized appreciation/depreciation                                    62,776            111,591
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      117,109            124,687
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  354,518            254,852
   Subaccounts transfers (including fixed account), net                                (152,116)           (64,739)
   Transfers for policyowner benefits and terminations                                  (76,514)           (54,678)
   Policyowner maintenance charges                                                     (119,472)          (117,075)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                      6,416             18,360
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  123,525            143,047
Net assets at beginning of period                                                     1,153,497          1,010,450
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,277,022   $      1,153,497
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                      Summit
--------------------------------------------------------------------------------------------------------------------

             S&P MidCap                          Russell Small Cap                      Nasdaq-100 Index
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         22,086    $          7,172   $         17,746   $          4,698    $         13,446   $           ----
          (33,868)            (24,769)           (28,072)           (21,851)            (18,053)           (17,699)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (11,782)            (17,597)           (10,326)           (17,153)             (4,607)           (17,699)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           91,597                ----             35,838               ----                ----               ----
          166,835              69,531            199,384             49,431             143,289            143,092
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          258,432              69,531            235,222             49,431             143,289            143,092
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          228,779             416,267           (133,225)           455,224            (141,108)            90,127
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        475,429    $        468,201   $         91,671   $        487,502    $         (2,426)  $        215,520
=================== ================== ================== =================== ================== ===================




 $        (11,782)   $        (17,597)  $        (10,326)  $        (17,153)   $         (4,607)  $        (17,699)
          258,432              69,531            235,222             49,431             143,289            143,092
          228,779             416,267           (133,225)           455,224            (141,108)            90,127
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          475,429             468,201             91,671            487,502              (2,426)           215,520
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          840,184             527,021            644,556            512,932             618,426            445,380
          596,230             782,512           (256,527)           925,179            (269,397)            87,892
         (216,169)           (182,659)          (177,281)           (86,469)           (128,409)           (53,769)
         (367,440)           (316,299)          (308,091)          (270,393)           (245,844)          (280,406)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          852,805             810,575            (97,343)         1,081,249             (25,224)           199,097
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,328,234           1,278,776             (5,672)         1,568,751             (27,650)           414,617
        3,868,191           2,589,415          3,758,199          2,189,448           2,522,836          2,108,219
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      5,196,425    $      3,868,191   $      3,752,527   $      3,758,199    $      2,495,186   $      2,522,836
=================== ================== ================== =================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                           EAFE Intl.
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          1,513   $            468
   Mortality and expense risk charge                                                     (1,513)              (578)
                                                                              ------------------ -------------------
Net investment income(loss)                                                                ----               (110)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        1,722                541
   Net realized gain(loss) on sale of fund shares                                         2,420                575
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                   4,142              1,116
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           26,165             17,787
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         30,307   $         18,793
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           (110)
   Net realized gain(loss)                                                                4,142              1,116
   Net change in unrealized appreciation/depreciation                                    26,165             17,787
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       30,307             18,793
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  123,837             51,594
   Subaccounts transfers (including fixed account), net                                  45,319             67,414
   Transfers for policyowner benefits and terminations                                   (6,812)              (285)
   Policyowner maintenance charges                                                      (44,810)           (24,286)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    117,534             94,437
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  147,841            113,230
Net assets at beginning of period                                                       150,183             36,953
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        298,024   $        150,183
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

            Third Avenue                              Dreyfus
-------------------------------------- --------------------------------------

                Value                                 MidCap

-------------------------------------- --------------------------------------
       2005               2004                2005               2004
------------------- ------------------ ------------------ -------------------


 $        214,765    $         63,541   $           ----   $          1,834
         (125,560)            (87,996)            (9,303)            (6,430)
------------------- ------------------ ------------------ -------------------
           89,205             (24,455)            (9,303)            (4,596)
------------------- ------------------ ------------------ -------------------


          349,793             121,607              4,638             24,784
          332,839             247,787             30,206             13,883
 ------------------ ------------------ ------------------ -------------------
          682,632             369,394             34,844             38,667
------------------- ------------------ ------------------ -------------------

        1,440,357           1,769,093             68,004             88,073
------------------- ------------------ ------------------ -------------------


 $      2,212,194    $      2,114,032   $         93,545   $        122,144
=================== ================== ================== ===================




 $         89,205    $        (24,455)  $         (9,303)  $         (4,596)
          682,632             369,394             34,844             38,667
        1,440,357           1,769,093             68,004             88,073
------------------- ------------------ ------------------ -------------------

        2,212,194           2,114,032             93,545            122,144
------------------- ------------------ ------------------ -------------------


        2,563,444           1,884,105            294,506            184,884
        1,604,419           2,964,375             88,404            258,033
         (653,461)           (589,833)           (37,887)           (21,889)
       (1,266,809)           (979,721)          (128,455)           (99,000)
------------------- ------------------ ------------------ -------------------
        2,247,593           3,278,926            216,568            322,028
------------------- ------------------ ------------------ -------------------

        4,459,787           5,392,958            310,113            444,172
       14,348,603           8,955,645          1,087,340            643,168
------------------- ------------------ ----------------- --------------------
 $     18,808,390    $     14,348,603   $      1,397,453   $      1,087,340
=================== ================== ================= ====================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account V (the Account) was established on August 28, 1985, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2005, there are forty-seven subaccounts available within the Account:

    Fidelity Management & Research                         Fidelity Management & Research
      Company (Advisor)                                      Company, continued
      Fidelity (Fund)                                        Fidelity, continued
        *Equity-Income IC (Subaccount)                         *Asset Mgr. Gr. IC
        (Commenced March 6, 1987)                                (Commenced September 13, 1995)
       *Equity-Income SC                                       *Asset Mgr. Gr. SC
        (Commenced November 2, 1999)                             (Commenced February 2, 2000)
       *Growth IC                                              *MidCap IC
        (Commenced March 6, 1987)                                (Commenced April 8, 2003)
       *Growth SC
        (Commenced November 2, 1999)                       Fred Alger Management, Inc.
       *High Income IC                                       Alger
        (Commenced March 6, 1987)                              *Balanced
       *High Income SC                                           (Commenced June 28, 1993)
        (Commenced January 25, 2000)
       *Overseas IC                                        Massachusetts Financial Services Company
        (Commenced March 6, 1987)                            MFS
       *Overseas SC                                            *Strategic Inc.
        (Commenced December 7, 1999)                             (Commenced September 13, 1995)
       *Asset Mgr. IC                                          *Utilities
        (Commenced December 14, 1989)                            (Commenced October 18, 1995)
       *Asset Mgr. SC                                          *New Discovery
        (Commenced November 29, 1999)                            (Commenced November 12, 1999)
       *Inv. Bond IC (Commenced June 6, 1991)
       *Contrafund IC
        (Commenced September 5, 1995)
       *Contrafund SC
        (Commenced November 29, 1999)


                                     FS-29



1.  ORGANIZATION, continued

    Morgan Stanley Investment Management                   Calvert Asset Management Company, Inc.,
      Inc. dba "Van Kampen"                                  continued
      Van Kampen                                             (See Note 3)
        *Emerging Markets                                    Calvert, continued
         (Commenced April 8, 1997)                             *Equity
        *Global Value                                            (Commenced May 7, 2002)
         (Commenced April 17, 1997)                            *Income
        *Intl. Magnum                                            (Commenced May 7, 2002)
         (Commenced April 7, 1997)
        *U.S. Real Estate                                  American Century Investment Management, Inc.
         (Commenced April 28, 1997)                          American Century
                                                               *Income & Growth
    Ameritas Investment Corp. (See Note 3)                       (Commenced January 31, 2001)
      Ameritas                                                 *Value
        *Core Strat.                                             (Commenced April 2, 2003)
         (Commenced October 31, 2003)
        *Income and Growth                                 AIM Advisors, Inc.
         (Commenced October 29, 1999)                        AIM
        *Index 500                                             *Dynamics
         (Commenced October 29, 1999)                            (Commenced January 19, 2001)
        *MidCap
         (Commenced October 29, 1999)                      Summit Investment Partners, Inc.
        *Money Market                                        Summit
         (Commenced October 28, 1999)                          *S&P MidCap
        *Small Cap                                               (Commenced February 13, 2001)
         (Commenced October 29, 1999)                          *Russell Small Cap
        *Small Co. Equity                                        (Commenced February 8, 2001)
         (Commenced January 5, 2001)                           *Nasdaq-100 Index
        *Select                                                  (Commenced January 19, 2001)
         (Commenced January 5, 2001)                           *EAFE Intl.
                                                                 (Commenced May 14, 2003)
    Calvert Asset Management Company, Inc.
      (See Note 3)                                         Third Avenue Management LLC
      Calvert                                                Third Avenue
        *Balanced                                              *Value
         (Commenced May 8, 2000)                                 (Commenced January 2, 2001)
        *Intl. Equity
         (Commenced July 20, 2000)                         The Dreyfus Corporation
        *Mid Cap                                             Dreyfus
         (Commenced June 13, 2000)                             *MidCap
        *Small Cap                                               (Commenced November 1, 2002)
         (Commenced June 13, 2000)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, AVLIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of AVLIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2005 and 2004, as follows:

                                                                                                  Management/
                                                                      Investment Advisory       Adminisgtrative
                                                                              Fee                   Fee(1)
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                           0.00750                 0.00050
       Income and Growth                                                     0.00625                 0.00050
       Index 500                                                             0.00240                 0.00050
       MidCap                                                                0.00800                 0.00050
       Money Market                                                          0.00200                 0.00050
       Small Cap                                                             0.00850                 0.00050
       Small Co. Equity                                                      0.01120                 0.00050
       Select                                                                0.00920                 0.00050
     Calvert:
       Balanced                                                              0.00425                 0.00275
       Intl. Equity                                                          0.00750                 0.00350
       Mid Cap                                                               0.00650                 0.00250
       Small Cap                                                             0.00750                 0.00250
       Equity                                                                0.00500                 0.00200
       Income                                                                0.00400                 0.00300

    (1) The administrative fee for the Ameritas portfolios is .0005 annually, with a $50,000 minimum annual fee.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2005 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Fidelity:
      Equity-Income IC                                                 $       4,630,338      $        1,936,223
      Equity-Income SC                                                           274,714                  62,581
      Growth IC                                                                1,567,807               3,652,424
      Growth SC                                                                  249,187                  62,879
      High Income IC                                                           2,503,024               2,275,163
      High Income SC                                                             112,566                 169,591
      Overseas IC                                                              2,385,062                 904,877
      Overseas SC                                                                156,637                  24,952
      Asset Mgr. IC                                                              780,439               2,681,632
      Asset Mgr. SC                                                               34,178                  82,421
      Inv. Bond IC                                                             2,950,276               3,040,154
      Contrafund IC                                                            4,934,672               2,034,364
      Contrafund SC                                                              275,063                  64,606
      Asset Mgr. Gr. IC                                                          197,378                 555,704
      Asset Mgr. Gr. SC                                                            5,658                   2,163
      MidCap IC                                                                   45,469                  11,653

    Alger:
      Balanced                                                                   823,728                 930,420

    MFS:
      Strategic Inc.                                                           1,120,383                 534,710
      Utilities                                                                3,110,069               2,468,845
      New Discovery                                                              622,956                 935,652

    Van Kampen:
      Emerging Markets                                                         4,127,556               1,524,220
      Global Value                                                               876,200                 529,707
      Intl. Magnum                                                               672,143                 502,032
      U.S. Real Estate                                                         2,581,007               1,771,928

    Ameritas:
      Core Strat.                                                              1,773,887               1,883,314
      Income and Growth                                                       41,502,188               2,248,747
      Index 500                                                                2,020,406               3,706,948
      MidCap                                                                   3,147,702               2,635,974
      Money Market                                                            12,520,506              15,515,820
      Small Cap                                                                  702,247               1,704,887
      Small Co. Equity                                                         1,670,788                 944,125
      Select                                                                   2,781,191                 321,470



                                     FS-32



4.  PURCHASES AND SALES OF INVESTMENTS, continued
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Calvert:
      Balanced                                                        $          232,599       $         138,117
      Intl. Equity                                                               392,943                 165,351
      Mid Cap                                                                    100,634                 165,938
      Small Cap                                                                  182,512                 280,742
      Equity                                                                      56,808                  40,240
      Income                                                                   2,366,186                 302,002

    American Century:
      Income & Growth                                                          1,828,607                 278,488
      Value                                                                      115,797                  11,144

    AIM:
      Dynamics                                                                   372,157                 375,508

    Summit:
      S&P MidCap                                                               1,922,400                 989,780
      Russell Small Cap                                                        1,237,235               1,309,066
      Nasdaq-100 Index                                                         1,062,649               1,092,480
      EAFE Intl.                                                                 140,659                  21,403

    Third Avenue:
      Value                                                                    4,217,134               1,530,544

    Dreyfus:
      MidCap                                                                     464,062                 252,158

5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .70 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $5 to $16 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------ -------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Fidelity:
 Equity-Income IC
 2005                  35.65   57.58        858,784     35,616,381     1.58       0.70    1.20      4.61      5.13
 2004                  33.91   55.04        777,296     32,644,344     1.45       0.70    1.20     10.20     10.75
 2003                  30.61   49.95        674,212     27,861,124     1.82       0.70    1.20     28.77     29.42
 2002                  23.52   38.79        710,325     22,909,314     1.73       0.70    1.20    (17.94)   (17.52)
 2001                  28.55   47.27        739,280     29,303,630     1.73       0.70    1.20     (6.09)    (5.62)

 Equity-Income SC
 2005                  27.63   31.77         29,424        925,849     1.48       0.90    0.90      4.82      4.82
 2004                  30.31   30.31         23,612        706,972     1.09       0.90    0.90     10.38     10.38
 2003                  27.46   27.46         15,728        425,926     1.36       0.90    0.90     29.05     29.05
 2002                  18.50   21.28          9,483        201,400     1.42       0.90    0.90    (17.74)   (17.74)
 2001                  22.50   25.87          6,824        175,813     0.86       0.90    0.90     (5.94)    (5.94)

 Growth IC
 2005                  49.73   57.72        738,938     39,180,550     0.50       0.70    1.20      4.54      5.07
 2004                  47.33   55.22        757,876     39,330,109     0.26       0.70    1.20      2.14      2.66
 2003                  46.11   54.06        728,966     38,614,974     0.27       0.70    1.20     31.26     31.92
 2002                  34.74   43.52        759,337     30,704,986     0.26       0.70    1.20    (30.94)   (30.59)
 2001                  50.11   62.70        820,789     48,197,582     0.08       0.70    1.20    (18.64)   (18.22)

 Growth SC
 2005                  32.92   38.36         22,970        858,367     0.35       0.90    0.90      4.73      4.73
 2004                  36.63   36.63         17,596        635,638     0.15       0.90    0.90      2.34      2.34
 2003                  35.79   35.79         14,141        503,065     0.17       0.90    0.90     31.59     31.59
 2002                  23.34   27.20         11,674        317,524     0.13       0.90    0.90    (31.88)   (30.83)
 2001                  33.22   39.32          8,825        346,256     ----       0.90    0.90    (18.47)   (18.47)

 High Income IC
 2005                  13.39   29.62        580,842      7,980,552    15.15       0.70    1.20      1.48      1.99
 2004                  13.13   29.19        553,420      8,769,504     7.51       0.70    1.20      8.28      8.83
 2003                  12.06   26.96        435,530      7,574,446     5.20       0.70    1.20     25.75     26.38
 2002                   9.48   21.44        574,303      8,393,816     8.01       0.70    1.20      2.20      2.72
 2001                   9.24   20.97        502,467      7,174,769    13.20       0.70    1.20    (12.79)   (12.35)

                                     FS-34



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ----------------- ------------- -------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 High Income SC
 2005                   9.05   10.77         39,663        387,674    16.55       0.90    0.90      1.61      1.61
 2004                  10.60   10.60         53,088        499,571    13.01       0.90    0.90      8.49      8.49
 2003                   9.77    9.77        162,685      1,354,567     6.96       0.90    0.90     25.84     25.84
 2002                   6.52    7.76        162,033      1,066,280     1.58       0.90    0.90      2.69      2.69
 2001                   6.35    7.56          6,977         52,276     0.76       0.90    0.90    (12.69)   (12.69)

 Overseas IC
 2005                  28.59   30.00        696,389     19,509,800     0.63       0.70    1.20     17.63     18.22
 2004                  24.18   25.50        613,578     15,181,431     1.10       0.70    1.20     12.28     12.84
 2003                  21.43   22.72        552,139     12,696,724     0.82       0.70    1.20     41.65     42.37
 2002                  14.96   17.26        569,023      9,237,276     0.80       0.70    1.20    (21.23)   (20.99)
 2001                  18.92   21.80        594,496     12,241,284     5.96       0.70    1.20    (22.12)   (21.72)

 Overseas SC
 2005                  20.46   25.41         15,629        379,383     0.50       0.90    0.90     17.91     17.91
 2004                  21.55   21.55          9,858        200,236     1.07       0.90    0.90     12.47     12.47
 2003                  19.16   19.16          9,944        168,223     0.67       0.90    0.90     41.92     41.92
 2002                  10.87   13.50          7,589         93,671     0.81       0.90    0.90    (21.05)   (21.05)
 2001                  13.77   17.10          6,536        107,989     5.22       0.90    0.90    (21.99)   (21.98)

 Asset Mgr. IC
 2005                  23.55   30.16        710,804     21,618,246     2.75       0.70    1.20      2.81      3.32
 2004                  22.79   29.33        782,778     23,287,099     2.72       0.70    1.20      4.21      4.73
 2003                  21.76   28.15        816,484     23,651,728     3.60       0.70    1.20     16.57     17.15
 2002                  18.46   25.96        875,341     21,679,653     4.07       0.70    1.20     (9.81)    (9.36)
 2001                  20.39   28.71        949,603     26,084,073     4.32       0.70    1.20     (5.23)    (4.76)

 Asset Mgr. SC
 2005                  16.31   19.02         10,425        194,836     2.92       0.90    0.90      3.00      3.00
 2004                  18.47   18.47         13,300        242,847     3.66       0.90    0.90      4.41      4.41
 2003                  17.69   17.69         21,433        354,985     2.59       0.90    0.90     16.85     16.85
 2002                  12.98   15.14         12,289        175,339     3.41       0.90    0.90     (9.66)    (9.66)
 2001                  14.37   16.76          7,099        116,776     3.84       0.90    0.90     (5.10)    (5.05)

 Inv. Bond IC
 2005                  19.01   23.55        688,576     12,694,265     3.74       0.70    1.20      0.98      1.48
 2004                  18.73   23.32        698,260     13,280,487     4.12       0.70    1.20      3.21      3.73
 2003                  18.06   22.60        717,105     13,500,607     4.02       0.70    1.20      3.95      4.47
 2002                  14.03   22.45        825,358     15,000,189     4.10       0.70    1.20      9.03      9.57
 2001                  12.83   20.53        952,845     14,226,831     2.25       0.70    1.20      7.16      7.70


                                     FS-35

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- --------- ------------------ -------------------
                        Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Contrafund IC
 2005                  38.05   38.98        921,767     34,464,889     0.28       0.70    1.20     15.55     16.13
 2004                  32.93   33.57        818,990     26,880,186     0.31       0.70    1.20     14.10     14.67
 2003                  28.86   29.27        720,184     21,245,878     0.46       0.70    1.20     26.93     27.57
 2002                  22.74   23.62        730,081     16,918,567     0.83       0.70    1.20    (10.43)    (9.97)
 2001                  25.36   26.29        758,024     19,550,919     0.80       0.70    1.20    (13.29)   (12.85)

 Contrafund SC
 2005                  30.08   35.30         30,822      1,058,838     0.18       0.90    0.90     15.81     15.81
 2004                  30.48   30.48         23,941        711,034     0.23       0.90    0.90     14.31     14.31
 2003                  26.67   26.67         19,339        507,346     0.32       0.90    0.90     27.21     27.21
 2002                  17.86   20.96         15,372        318,567     0.68       0.90    0.90    (10.23)   (10.23)
 2001                  19.90   23.35         12,178        279,891     0.56       0.90    0.90    (13.28)   (13.15)

 Asset Mgr. Gr. IC
 2005                  19.13   19.36        157,485      3,081,137     2.45       0.70    1.20      2.65      3.17
 2004                  18.64   18.77        177,709      3,403,877     2.22       0.70    1.20      4.71      5.24
 2003                  17.80   17.83        176,293      3,264,737     2.96       0.70    1.20     21.86     22.48
 2002                  14.47   16.07        191,182      2,899,088     2.94       0.70    1.20    (16.54)   (16.11)
 2001                  17.27   19.20        200,826      3,632,184     3.04       0.70    1.20     (8.50)    (8.03)

 Asset Mgr. Gr. SC
 2005                  16.02   16.02          3,779         60,528     2.25       0.90    0.90      2.87      2.87
 2004                  15.57   15.57          3,602         56,077     2.17       0.90    0.90      4.90      4.90
 2003                  14.84   14.84          3,471         51,518     0.63       0.90    0.90     22.05     22.05
 2002                  10.39   12.16            670          8,022     2.86       0.90    0.90    (16.29)   (16.28)
 2001                  12.42   14.53          1,100         15,768     1.46       0.90    0.90     (8.68)    (8.33)

 MidCap IC
 2005                  35.03   35.03          3,509        122,921     ----       0.70    0.70     17.48     17.48
 2004                  29.82   29.82          2,453         73,128     ----       0.70    0.70     24.05     24.05
 2003                  24.04   24.04            945         22,708     ----       0.70    0.70     49.01     49.01
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----



                                     FS-36



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                        Min      Max                                              Min      Max      Min       Max
 Alger:
 Balanced
 2005                  19.41   31.31        387,034      8,132,865     1.63       0.70    1.20      7.13      7.67
 2004                  18.03   29.22        389,018      7,743,241     1.50       0.70    1.20      3.31      3.84
 2003                  17.36   28.28        358,652      7,126,524     2.11       0.70    1.20     17.61     18.20
 2002                  11.38   24.57        338,981      5,860,516     1.69       0.70    1.20    (13.34)   (12.90)
 2001                  13.07   28.26        341,289      7,012,798     1.46       0.70    1.20     (3.10)    (0.40)

 MFS:
 Strategic Inc.
 2005                  14.16   14.57        184,856      2,596,526     6.25       0.70    1.20      0.67      1.18
 2004                  14.06   14.40        150,910      2,119,818     5.07       0.70    1.20      6.44      6.98
 2003                  13.21   13.46        128,257      1,719,092     6.25       0.70    1.20      9.07      9.61
 2002                  10.53   13.56        162,837      2,064,592     2.55       0.70    1.20      7.11      7.65
 2001                  10.09   12.62         57,066        673,929     3.43       0.70    1.20      0.46      4.02

 Utilities
 2005                  33.83   34.91        365,134     11,967,992     0.58       0.70    1.20     15.45     16.03
 2004                  29.16   30.24        340,196      9,757,158     1.40       0.70    1.20     28.64     29.29
 2003                  22.55   23.51        311,169      7,002,420     2.31       0.70    1.20     34.28     34.95
 2002                  12.22   18.96        294,150      4,987,970     2.67       0.70    1.20    (23.68)   (23.29)
 2001                  15.94   24.77        312,494      6,990,658     3.25       0.70    1.20    (25.12)    (1.81)

 New Discovery
 2005                  15.60   16.07        269,716      4,269,309     ----       0.70    1.20      3.99      4.52
 2004                  15.00   15.38        288,629      4,381,908     ----       0.70    1.20      5.24      5.78
 2003                  14.25   14.54        306,161      4,408,953     ----       0.70    1.20     32.12     32.79
 2002                  10.36   10.95        281,693      3,063,548     ----       0.70    1.20    (32.45)   (32.11)
 2001                  15.25   16.13        281,965      4,532,447     ----       0.70    1.20     (6.16)    13.33

 Van Kampen:
 Emerging Markets
 2005                  16.73   17.53        605,415     10,143,566     0.38       0.70    1.20     32.26     32.93
 2004                  12.65   13.18        421,152      5,404,299     0.64       0.70    1.20     21.64     22.26
 2003                  10.40   10.78        339,441      3,601,045     ----       0.70    1.20     47.88     48.62
 2002                   6.00    7.26        315,300      2,254,779     ----       0.70    1.20     (9.99)    (9.54)
 2001                   6.63    8.02        293,594      2,334,676     ----       0.70    1.20     (7.61)     2.94



                                     FS-37



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------ -------------- ----------- ---------------- --------------------
                      Min      Max                                              Min      Max      Min       Max
 Van Kampen, continued:
 Global Value
 2005                  17.06   17.79        359,792      6,096,180     1.02       0.70    1.20      4.57      5.10
 2004                  16.31   16.93        338,666      5,508,494     0.75       0.70    1.20     12.18     12.75
 2003                  14.54   15.01        315,671      4,598,541     ----       0.70    1.20     27.42     28.06
 2002                  10.03   11.72        296,704      3,408,061     1.25       0.70    1.20    (17.85)   (17.44)
 2001                  12.19   14.20        246,734      3,476,134     1.09       0.70    1.20     (8.15)     2.12

 Intl. Magnum
 2005                  12.89   13.49        209,953      2,762,350     1.24       0.70    1.20      9.75     10.30
 2004                  11.74   12.23        196,570      2,350,143     3.13       0.70    1.20     15.98     16.57
 2003                  10.12   10.49        170,088      1,756,481     0.13       0.70    1.20     25.89     26.53
 2002                   7.78    8.29        156,472      1,282,662     0.98       0.70    1.20    (17.80)   (17.39)
 2001                   9.44   10.04        164,340      1,633,829     0.48       0.70    1.20    (20.26)     1.25

 U.S. Real Estate
 2005                  28.94   30.13        346,323      9,945,881     1.26       0.70    1.20     15.66     16.24
 2004                  25.02   25.92        323,350      8,054,849     1.55       0.70    1.20     34.76     35.44
 2003                  18.57   19.14        261,839      4,880,685     ----       0.70    1.20     35.88     36.56
 2002                  11.33   14.01        221,999      3,055,071     3.18       0.70    1.20    (10.01)    (1.47)
 2001                  12.08   14.22        145,417      2,051,449     4.21       0.70    1.20      4.67      9.08

 Ameritas:
 Core Strat.
 2005                  17.95   18.83      1,079,877     20,277,572     0.55       0.70    1.20      7.36      7.90
 2004                  16.72   17.45      1,089,876     18,983,957     0.88       0.70    1.20      6.79      7.33
 2003                  15.66   16.26      1,111,808     18,064,100     ----       0.70    1.20      4.19      4.28
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 Income and Growth
 2005                  17.97   44.25      2,304,863     50,887,285     1.20       0.70    1.20      3.49      4.01
 2004                  17.27   42.76        515,166     10,781,372     0.99       0.70    1.20      6.57      7.11
 2003                  16.13   40.12        477,825      9,874,356     0.58       0.70    1.20     28.48     29.13
 2002                   9.12   32.06        476,291      8,065,440     0.37       0.70    1.20    (31.06)   (30.46)
 2001                  14.08   46.52        462,327     12,013,598     0.49       0.70    1.20    (16.40)     0.25

 Index 500
 2005                 148.33  151.80        188,458     28,628,970     1.56       0.70    1.20      3.33      3.85
 2004                 143.55  146.17        201,106     29,516,417     1.79       0.70    1.20      9.18      9.73
 2003                 131.48  133.21        197,568     26,558,933     1.51       0.70    1.20     26.71     27.35
 2002                 100.25  110.24        190,093     20,142,206     1.37       0.70    1.20    (23.22)   (22.83)
 2001                 130.06  143.15        193,990     26,769,623     1.44       0.70    1.20    (13.46)     2.67


                                     FS-38



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                   ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                     ----------------- ------------- ------------- ---------- ------------------ --------------------
                        Min      Max                                              Min      Max      Min       Max
 Ameritas, continued:
 MidCap
 2005                  51.24   53.84        464,463     23,516,272     ----       0.70    1.20      9.95     10.50
 2004                  46.61   48.72        479,585     22,270,119     ----       0.70    1.20     12.04     12.61
 2003                  41.60   43.27        479,117     20,097,347     ----       0.70    1.20     45.54     46.27
 2002                  22.26   29.58        465,270     13,496,557     ----       0.70    1.20    (30.74)   (30.39)
 2001                  31.98   42.50        498,157     20,928,194     ----       0.70    1.20     (8.47)     7.91

 Money Market
 2005                   1.29    1.95     14,061,398     18,406,353     2.92       0.70    1.20      1.78      2.29
 2004                   1.26    1.92     16,603,061     21,397,024     1.15       0.70    1.20     (0.04)     0.47
 2003                   1.25    1.92     21,185,349     27,781,499     0.99       0.70    1.20     (0.20)     0.30
 2002                   1.01    1.92     18,723,129     25,078,353     1.60       0.70    1.20      0.39      0.89
 2001                   1.00    1.91     16,460,335     22,505,087     3.85       0.70    1.20      0.24      3.21

 Small Cap
 2005                  35.60   36.22        428,402     15,231,749     ----       0.70    1.20      1.40      1.91
 2004                  35.11   35.54        449,306     15,858,376     ----       0.70    1.20      1.12      1.63
 2003                  34.72   34.97        454,236     15,931,447     ----       0.70    1.20     37.21     37.90
 2002                  18.70   26.07        439,473     11,288,360     ----       0.70    1.20    (36.01)   (35.69)
 2001                  29.14   40.63        440,182     17,683,260     ----       0.70    1.20    (28.14)     8.82

 Small Co. Equity
 2005                  27.11   27.33        201,316      5,492,529     ----       0.70    0.90     (2.79)    (2.59)
 2004                  27.89   28.06        185,924      5,209,659     ----       0.70    0.90     14.15     14.38
 2003                  24.43   24.53        159,238      3,902,250     ----       0.70    0.90     34.70     34.97
 2002                  17.79   18.26        133,919      2,432,405     ----       0.70    0.90    (18.20)    (7.95)
 2001                  19.69   19.84         71,482      1,411,217     ----       0.70    0.90      7.55     32.07

 Select
 2005                  21.96   22.13        434,099      9,598,363     0.17       0.70    0.90      4.91      5.12
 2004                  20.93   21.06        329,770      6,934,895     0.39       0.70    0.90      8.20      8.42
 2003                  19.35   19.42        287,271      5,572,933     0.19       0.70    0.90     28.07     28.33
 2002                  15.07   15.21        235,537      3,562,324     0.04       0.70    0.90    (14.80)   (14.63)
 2001                  17.68   17.82        128,850      2,283,915     ----       0.70    0.90      3.28     15.51

 Calvert:
 Balanced
 2005                   2.11    2.26        578,513      1,277,301     1.91       0.70    1.20      4.39      4.92
 2004                   2.02    2.15        541,046      1,140,313     1.87       0.70    1.20      6.96      7.50
 2003                   1.89    2.00        451,922        891,240     2.17       0.70    1.20     17.90     18.49
 2002                   1.50    1.69        345,358        578,000     3.20       0.70    1.20    (13.20)   (12.76)
 2001                   1.76    1.94        250,679        482,954     8.18       0.70    1.20     (8.05)     0.02


                                     FS-39


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ---------------------------------------------- -------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Calvert, continued:
 Intl. Equity
 2005                  20.11   22.30         58,374      1,250,950     0.38       0.70    1.20      8.63      9.18
 2004                  18.51   20.43         46,618        914,203     0.96       0.70    1.20     16.54     17.13
 2003                  15.88   17.44         38,425        646,218     3.28       0.70    1.20     30.06     30.77
 2002                  10.92   13.34         21,288        275,421     ----       0.70    1.20    (15.97)   (15.54)
 2001                  12.84   15.79          9,451        148,743     0.16       0.70    1.20    (25.64)     1.08

 Mid Cap
 2005                  28.59   29.39         32,484        930,277     ----       0.70    1.20     (0.78)    (0.28)
 2004                  28.81   29.47         34,486        992,573     ----       0.70    1.20      8.02      8.57
 2003                  26.67   27.15         42,525      1,139,608     ----       0.70    1.20     30.11     30.76
 2002                  18.31   20.76         36,828        757,541     ----       0.70    1.20    (29.09)   (28.72)
 2001                  25.51   29.13         31,428        913,102     ----       0.70    1.20    (13.22)     2.16

 Small Cap
 2005                  15.89   16.33         87,000      1,395,610     ----       0.70    1.20    (10.25)    (9.80)
 2004                  17.70   18.10         92,599      1,647,690     ----       0.70    1.20      9.13      9.68
 2003                  16.22   16.51         92,614      1,516,278     1.57       0.70    1.20     37.91     38.60
 2002                  11.03   11.91         87,631      1,038,472     1.41       0.70    1.20    (23.47)   (23.08)
 2001                  14.80   15.48         54,762        846,300     ----       0.70    1.20      8.37     15.34

 Equity
 2005                  17.15   17.30         22,520        388,917     0.06       0.70    0.90      3.61      3.82
 2004                  16.55   16.66         21,343        355,134     0.09       0.70    0.90      6.19      6.41
 2003                  15.59   15.66         13,625        213,149     0.02       0.70    0.90     21.08     21.33
 2002                  12.87   12.95          3,879         50,006     ----       0.70    1.20    (14.17)    (1.10)
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 Income
 2005                  19.12   19.26        206,784      3,973,106     4.13       0.70    0.90      2.79      2.99
 2004                  18.60   18.70        104,313      1,946,523     3.36       0.70    0.90      4.72      4.93
 2003                  17.76   17.82         52,218        929,235     4.80       0.70    0.90     11.70     11.92
 2002                  15.46   15.92         14,739        234,476     2.68       0.70    1.20      3.98      6.58
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 American Century:
 Income & Growth
 2005                   7.64    7.76        833,948      6,431,291     1.80       0.70    0.90      3.70      3.91
 2004                   7.37    7.47        634,078      4,709,584     1.31       0.70    0.90     11.98     12.20
 2003                   6.58    6.66        487,915      3,233,000     1.10       0.70    0.90     28.19     28.45
 2002                   5.12    5.18        325,359      1,679,953     0.82       0.70    0.90    (20.09)   (18.71)
 2001                   6.41    6.47        149,390        964,288     0.15       0.70    0.90    (11.43)     3.25


                                     FS-40



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------- ------------ ------------- ----------- ------------------ ------------------
                        Min      Max                                              Min      Max      Min       Max
 American Century, continued:
 Value
 2005                   9.19    9.19         20,366        187,122     0.65       0.70    0.70      4.30      4.30
 2004                   8.81    8.81          9,677         85,247     0.70       0.70    0.70     13.54     13.54
 2003                   7.76    7.76          3,046         23,632     ----       0.70    0.70     31.73     31.73
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 AIM:
 Dynamics
 2005                  14.16   14.37         88,422      1,277,022     ----       0.70    0.90      9.73      9.95
 2004                  12.91   13.07         87,800      1,153,497     ----       0.70    0.90     12.32     12.55
 2003                  11.49   11.61         86,240      1,010,450     ----       0.70    0.90     36.59     36.86
 2002                   8.41    8.88         78,016        667,672     ----       0.70    0.90    (32.51)   (30.14)
 2001                  12.47   13.14         47,481        600,477     ----       0.70    0.90    (28.17)     4.41

 Summit:
 S&P MidCap
 2005                  13.30   16.84        339,101      5,196,425     0.51       0.70    0.90     10.94     11.17
 2004                  11.99   15.15        279,857      3,868,191     0.23       0.70    0.90     14.72     14.95
 2003                  10.45   13.18        222,312      2,589,415     0.45       0.70    0.90     33.53     33.80
 2002                   7.81   39.29        133,158      1,163,763     0.39       0.70    0.90    (15.90)   (15.73)
 2001                   9.29   11.69         49,870        532,196     0.04       0.70    0.90     (7.30)     2.48

 Russell Small Cap
 2005                  13.09   13.85        262,591      3,752,527     0.49       0.70    0.90      3.08      3.29
 2004                  12.70   13.41        274,019      3,758,199     0.17       0.70    0.90     16.64     16.88
 2003                  10.89   11.48        194,636      2,189,448     0.44       0.70    0.90     44.91     45.20
 2002                   7.51   37.52         81,117        622,415     0.15       0.70    0.90    (21.76)   (21.60)
 2001                   9.60   10.08         28,678        283,113     0.90       0.70    0.90     (5.87)     3.07

 Nasdaq-100 Index
 2005                   4.43    4.46        545,440      2,495,186     0.56       0.70    0.90      0.39      0.60
 2004                   4.41    4.44        559,081      2,522,836     ----       0.70    0.90      9.10      9.32
 2003                   4.04    4.06        514,434      2,108,219     ----       0.70    0.90     47.30     47.60
 2002                   2.74   13.94        249,252        685,132     ----       0.70    0.90    (38.06)   (37.93)
 2001                   4.43    4.46        221,670        981,692     ----       0.70    0.90    (41.47)    (4.13)

 EAFE Intl.
 2005                  84.06   84.06          3,546        298,024     0.69       0.70    0.70     11.79     11.79
 2004                  75.19   75.19          1,997        150,183     0.56       0.70    0.70     17.17     17.17
 2003                  64.18   64.18            576         36,953     ----       0.70    0.70     22.23     22.23
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----


                                     FS-41



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------------ ------------------
                        Min      Max                                              Min      Max      Min       Max
 Third Avenue:
 Value
 2005                  28.99   29.20        647,087     18,808,390     1.34       0.70    0.90     13.60     13.83
 2004                  25.52   25.65        561,475     14,348,603     0.57       0.70    0.90     18.82     19.06
 2003                  21.48   21.55        416,764      8,955,645     0.20       0.70    0.90     41.25     41.54
 2002                  15.16   15.22        285,972      4,346,908     0.21       0.70    0.90    (11.52)   (11.34)
 2001                  17.11   17.19        153,406      2,633,740     0.11       0.70    0.90      4.17     15.87

 Dreyfus:
 MidCap
 2005                  19.16   19.28         72,650      1,397,453     ----       0.70    0.90      7.96      8.18
 2004                  17.75   17.82         61,096      1,087,340     0.22       0.70    0.90     13.20     13.43
 2003                  15.68   15.71         40,978        643,168     0.28       0.70    0.90     30.30     30.57
 2002                  12.02   12.03          3,036         36,515     0.23       0.70    0.90     (2.27)    (1.04)
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

6.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding were as follows:

                                                    2005                      2004
                                             --------------------      --------------------
    Fidelity:
    Equity-Income IC
    Units issued                                        629,677                   421,915
    Units redeemed                                     (548,189)                 (318,831)
                                             --------------------      --------------------
    Net increase (decrease)                              81,488                   103,084
                                             ====================      ====================

    Equity-Income SC
    Units issued                                         17,776                    20,631
    Units redeemed                                      (11,964)                  (12,747)
                                             --------------------      --------------------
    Net increase (decrease)                               5,812                     7,884
                                             ====================      ====================

    Growth IC
    Units issued                                        357,364                   357,516
    Units redeemed                                     (376,302)                 (328,606)
                                             --------------------      --------------------
    Net increase (decrease)                             (18,938)                   28,910
                                             ====================      ====================

    Growth SC
    Units issued                                         11,976                     8,801
    Units redeemed                                       (6,602)                   (5,346)
                                             --------------------      --------------------
    Net increase (decrease)                               5,374                     3,455
                                             ====================      ====================

    High Income IC
    Units issued                                        470,125                   532,261
    Units redeemed                                     (442,703)                 (414,371)
                                             --------------------      --------------------
    Net increase (decrease)                              27,422                   117,890
                                             ====================      ====================


                                     FS-42





6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2005                      2004
                                             --------------------      --------------------
    Fidelity, continued:
    High Income SC
    Units issued                                         14,134                    15,346
    Units redeemed                                      (27,559)                 (124,943)
                                             --------------------      --------------------
    Net increase (decrease)                             (13,425)                 (109,597)
                                             ====================      ====================

    Overseas IC
    Units issued                                        546,235                   337,653
    Units redeemed                                     (463,424)                 (276,214)
                                             --------------------      --------------------
    Net increase (decrease)                              82,811                    61,439
                                             ====================      ====================

    Overseas SC
    Units issued                                         12,414                     9,585
    Units redeemed                                       (6,643)                   (9,671)
                                             --------------------      --------------------
    Net increase (decrease)                               5,771                       (86)
                                             ====================      ====================

    Asset Mgr. IC
    Units issued                                        151,393                   171,772
    Units redeemed                                     (223,367)                 (205,478)
                                             --------------------      --------------------
    Net increase (decrease)                             (71,974)                  (33,706)
                                             ====================      ====================

    Asset Mgr. SC
    Units issued                                          4,222                     7,545
    Units redeemed                                       (7,097)                  (15,678)
                                             --------------------      --------------------
    Net increase (decrease)                              (2,875)                   (8,133)
                                             ====================      ====================

    Inv. Bond IC
    Units issued                                        587,476                   565,490
    Units redeemed                                     (597,160)                 (584,335)
                                             --------------------      --------------------
    Net increase (decrease)                              (9,684)                  (18,845)
                                             ====================      ====================

    Contrafund IC
    Units issued                                        671,331                   492,777
    Units redeemed                                     (568,554)                 (393,971)
                                             --------------------      --------------------
    Net increase (decrease)                             102,777                    98,806
                                             ====================      ====================

    Contrafund SC
    Units issued                                         18,488                    15,173
    Units redeemed                                      (11,607)                  (10,571)
                                             --------------------      --------------------
    Net increase (decrease)                               6,881                     4,602
                                             ====================      ====================

    Asset Mgr. Gr. IC
    Units issued                                         54,790                    75,373
    Units redeemed                                      (75,014)                  (73,957)
                                             --------------------      --------------------
    Net increase (decrease)                             (20,224)                    1,416
                                             ====================      ====================

    Asset Mgr. Gr. SC
    Units issued                                            463                       599
    Units redeemed                                         (286)                     (468)
                                             --------------------      --------------------
    Net increase (decrease)                                 177                       131
                                             ====================      ====================


                                     FS-43





6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2005                      2004
                                             --------------------      --------------------
    Fidelity, continued:
    MidCap IC
    Units issued                                          4,222                     3,444
    Units redeemed                                       (3,166)                   (1,936)
                                             --------------------      --------------------
    Net increase (decrease)                               1,056                     1,508
                                             ====================      ====================

    Alger:
    Balanced
    Units issued                                        174,361                   191,381
    Units redeemed                                     (176,345)                 (161,015)
                                             --------------------      --------------------
    Net increase (decrease)                              (1,984)                   30,366
                                             ====================      ====================

    MFS:
    Strategic Inc.
    Units issued                                        208,781                   153,990
    Units redeemed                                     (174,835)                 (131,337)
                                             --------------------      --------------------
    Net increase (decrease)                              33,946                    22,653
                                             ====================      ====================

    Utilities
    Units issued                                        296,779                   218,461
    Units redeemed                                     (271,841)                 (189,434)
                                             --------------------      --------------------
    Net increase (decrease)                              24,938                    29,027
                                             ====================      ====================

    New Discovery
    Units issued                                        168,111                   179,636
    Units redeemed                                     (187,024)                 (197,168)
                                             --------------------      --------------------
    Net increase (decrease)                             (18,913)                  (17,532)
                                             ====================      ====================

    Van Kampen:
    Emerging Markets
    Units issued                                        666,813                   385,964
    Units redeemed                                     (482,550)                 (304,253)
                                             --------------------      --------------------
    Net increase (decrease)                             184,263                    81,711
                                             ====================      ====================

    Global Value
    Units issued                                        264,796                   239,823
    Units redeemed                                     (243,670)                 (216,828)
                                             --------------------      --------------------
    Net increase (decrease)                              21,126                    22,995
                                                                       ====================
                                             ====================

    Intl. Magnum
    Units issued                                        185,675                   195,956
    Units redeemed                                     (172,292)                 (169,474)
                                             --------------------      --------------------
    Net increase (decrease)                              13,383                    26,482
                                             ====================      ====================

    U.S. Real Estate
    Units issued                                        251,202                   291,498
    Units redeemed                                     (228,229)                 (229,987)
                                             --------------------      --------------------
    Net increase (decrease)                              22,973                    61,511
                                             ====================      ====================


                                     FS-44



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2005                      2004
                                             --------------------      --------------------
    Ameritas:
    Core Strat.
    Units issued                                        644,711                   492,527
    Units redeemed                                     (654,710)                 (514,459)
                                             --------------------      --------------------
    Net increase (decrease)                              (9,999)                  (21,932)
                                             ====================      ====================

    Income and Growth
    Units issued                                      2,199,572                   259,288
    Units redeemed                                     (409,875)                 (221,947)
                                             --------------------      --------------------
    Net increase (decrease)                           1,789,697                    37,341
                                             ====================      ====================

    Index 500
    Units issued                                         82,668                   113,123
    Units redeemed                                      (95,316)                 (109,585)
                                             --------------------      --------------------
    Net increase (decrease)                             (12,648)                    3,538
                                             ====================      ====================

    MidCap
    Units issued                                        241,405                   228,066
    Units redeemed                                     (256,527)                 (227,598)
                                             --------------------      --------------------
    Net increase (decrease)                             (15,122)                      468
                                             ====================      ====================

    Money Market
    Units issued                                     25,281,892                35,268,340
    Units redeemed                                  (27,823,555)              (39,850,628)
                                             --------------------      --------------------
    Net increase (decrease)                          (2,541,663)               (4,582,288)
                                             ====================      ====================

    Small Cap
    Units issued                                        194,858                   371,931
    Units redeemed                                     (215,762)                 (376,861)
                                             --------------------      --------------------
    Net increase (decrease)                             (20,904)                   (4,930)
                                             ====================      ====================

    Small Co. Equity
    Units issued                                        193,029                   143,408
    Units redeemed                                     (177,637)                 (116,722)
                                             --------------------      --------------------
    Net increase (decrease)                              15,392                    26,686
                                                                       ====================
                                             ====================

    Select
    Units issued                                        516,261                   331,041
    Units redeemed                                     (411,932)                 (288,542)
                                             --------------------      --------------------
    Net increase (decrease)                             104,329                    42,499
                                             ====================      ====================

    Calvert:
    Balanced
    Units issued                                        457,223                   415,851
    Units redeemed                                     (419,756)                 (326,727)
                                             --------------------      --------------------
    Net increase (decrease)                              37,467                    89,124
                                             ====================      ====================


                                     FS-45





6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2005                      2004
                                             --------------------      --------------------
    Calvert, continued:
    Intl. Equity
    Units issued                                         56,367                    51,401
    Units redeemed                                      (44,611)                  (43,208)
                                             --------------------      --------------------
    Net increase (decrease)                              11,756                     8,193
                                             ====================      ====================

    Mid Cap
    Units issued                                         25,280                    29,764
    Units redeemed                                      (27,282)                  (37,803)
                                             --------------------      --------------------
    Net increase (decrease)                              (2,002)                   (8,039)
                                             ====================      ====================

    Small Cap
    Units issued                                         67,461                    92,440
    Units redeemed                                      (73,060)                  (92,455)
                                             --------------------      --------------------
    Net increase (decrease)                              (5,599)                      (15)
                                             ====================      ====================

    Equity
    Units issued                                         18,736                    22,687
    Units redeemed                                      (17,559)                  (14,969)
                                             --------------------      --------------------
    Net increase (decrease)                               1,177                     7,718
                                             ====================      ====================

    Income
    Units issued                                        318,716                   128,840
    Units redeemed                                     (216,245)                  (76,745)
                                             --------------------      --------------------
    Net increase (decrease)                             102,471                    52,095
                                             ====================      ====================

    American Century:
    Income & Growth
    Units issued                                      1,092,781                   645,157
    Units redeemed                                     (892,911)                 (498,994)
                                             --------------------      --------------------
    Net increase (decrease)                             199,870                   146,163
                                             ====================      ====================

    Value
    Units issued                                         35,273                    13,267
    Units redeemed                                      (24,584)                   (6,636)
                                             --------------------      --------------------
    Net increase (decrease)                              10,689                     6,631
                                             ====================      ====================

    AIM:
    Dynamics
    Units issued                                         87,880                    89,232
    Units redeemed                                      (87,258)                  (87,672)
                                             --------------------      --------------------
    Net increase (decrease)                                 622                     1,560
                                             ====================      ====================

    Summit:
    S&P MidCap
    Units issued                                        345,785                   275,898
    Units redeemed                                     (286,541)                 (218,353)
                                             --------------------      --------------------
    Net increase (decrease)                              59,244                    57,545
                                             ====================      ====================


                                     FS-46




6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2005                      2004
                                             --------------------      --------------------
    Summit, continued:
    Russell Small Cap
    Units issued                                        273,036                   243,026
    Units redeemed                                     (284,464)                 (163,643)
                                             --------------------      --------------------
    Net increase (decrease)                             (11,428)                   79,383
                                             ====================      ====================

    Nasdaq-100 Index
    Units issued                                        577,551                   611,229
    Units redeemed                                     (591,192)                 (566,582)
                                             --------------------      --------------------
    Net increase (decrease)                             (13,641)                   44,647
                                             ====================      ====================

    EAFE Intl.
    Units issued                                          6,971                     3,089
    Units redeemed                                       (5,422)                   (1,668)
                                             --------------------      --------------------
    Net increase (decrease)                               1,549                     1,421
                                             ====================      ====================

    Third Avenue:
    Value
    Units issued                                        534,137                   488,402
    Units redeemed                                     (448,525)                 (343,691)
                                             --------------------      --------------------
    Net increase (decrease)                              85,612                   144,711
                                             ====================      ====================

    Dreyfus:
    MidCap
    Units issued                                         74,288                    64,003
    Units redeemed                                      (62,734)                  (43,885)
                                             --------------------      --------------------
    Net increase (decrease)                              11,554                    20,118
                                             ====================      ====================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                    STATUTORY FINANCIAL STATEMENTS AS OF AND
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Variable Life Insurance Company (the Company), a wholly owned subsidiary of AMAL Corporation, as of December 31, 2005 and 2004, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 12.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Variable Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 9, 2006

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
                                ADMITTED ASSETS
     Bonds                                                                     $       411,027    $       411,006
     Preferred stocks                                                                    1,022              1,022
     Common stocks                                                                           -                267
     Mortgage loans                                                                     13,836             10,321
     Cash and cash equivalents                                                           7,034             15,908
     Short-term investments                                                              5,307             32,652
     Loans on insurance contracts                                                       39,961             35,840
                                                                              ------------------ -------------------

          Total Cash and Invested Assets                                               478,187            507,016

     Accrued investment income                                                           5,690              5,885
     Other reinsurance receivables                                                          56                117
     Deferred tax assets                                                                 3,081              3,057
     Accounts receivable - affiliates                                                      259                379
     Other admitted assets                                                               1,111                929
     Goodwill (Note 4)                                                                   6,746              7,826
     Separate accounts                                                               1,942,841          1,916,448
                                                                              ------------------ -------------------

                             Total Admitted Assets                             $     2,437,971    $     2,441,657
                                                                              ================== ===================







 The accompanying notes are an integral part of these statutory financial statements.


                                       2



                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
                           LIABILITIES AND SURPLUS

    Life and annuity reserves                                                  $       445,959    $       486,853
    Deposit-type funds                                                                   4,794              4,521
    Reserves for unpaid claims                                                           1,147              1,009
    Interest maintenance reserve                                                           488                673
    Accrued separate account transfers                                                 (92,608)           (92,357)
    Current federal income taxes payable - affiliate                                     1,015              2,296
    Asset valuation reserve                                                              1,867              1,582
    Accounts payable - affiliates                                                        1,758              2,650
    Other liabilities                                                                    4,797              7,097
    Separate accounts                                                                1,942,841          1,916,448
                                                                              ------------------ -------------------

         Total Liabilities                                                           2,312,058          2,330,772
                                                                              ------------------ -------------------

    Common stock, par value $100 per share;
      authorized 50,000 shares, issued and
      outstanding 40,000 shares                                                          4,000              4,000
    Additional paid-in capital                                                          96,720             96,720
    Unassigned surplus                                                                  25,193             10,165
                                                                              ------------------ -------------------

         Total Surplus                                                                 125,913            110,885
                                                                              ------------------ -------------------

                    Total Liabilities and Surplus                              $     2,437,971    $     2,441,657
                                                                              ================== ===================







The accompanying notes are an integral part of these statutory financial statements.


                                       3



                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                                     Years Ended December 31

                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------

INCOME
    Premium income                                                              $       223,188    $       256,367
    Net investment income                                                                24,859             23,242
    Commission expense allowance                                                          3,982              4,246
    Income from fees associated with investment management
      and administration from separate accounts                                          19,375             19,706
    Miscellaneous income                                                                 11,828             10,610
                                                                              ------------------ -------------------

                  Total Income                                                          283,232            314,171
                                                                              ------------------ -------------------

EXPENSES
    Benefits to policyowners                                                            358,908            348,307
    Change in policy reserves                                                           (40,894)               (32)
    Commissions                                                                          24,391             25,656
    General insurance expenses                                                           21,534             24,964
    Taxes, licenses and fees                                                              2,487              2,224
    Transfers under modified coinsurance (Note 4)                                             -                 (6)
    Modified coinsurance reserve adjustment (Note 4)                                          -                  8
    Net premium transferred from separate accounts                                     (104,781)          (104,130)
                                                                              ------------------ -------------------

                  Total Expenses                                                        261,645            296,991
                                                                              ------------------ -------------------

Income from operations before federal income taxes and
  realized capital losses                                                                21,587             17,180

Federal income tax expense                                                                5,963              4,149
                                                                              ------------------ -------------------

Income from operations before realized capital losses                                    15,624             13,031

Realized capital losses on investments, net of tax expense of $29 and $63 and transfers to the interest maintenance reserve of
  $43 and ($95) for 2005 and 2004, respectively                                            (223)                23
                                                                              ------------------ -------------------

Net income                                                                      $        15,401     $       13,054
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
                        (in thousands, except share data)

                                                                        Additional
                                                 Common Stock             Paid-in        Unassigned
                                               Shares     Amount          Capital    Surplus (Deficit)      Total
                                             --------- -------------  -------------- -----------------  --------------

BALANCE, January 1, 2004                      40,000    $    4,000     $    96,720     $    (3,787)     $   96,933

     Net income                                    -             -               -          13,054          13,054
     Change in net unrealized losses on
       investments, net of tax                     -             -               -              62              62
     Change in net deferred income taxes           -             -               -             402             402
     Change in non-admitted assets                 -             -               -           1,100           1,100
     Change in liability for reinsurance in
       unauthorized companies, net of tax          -             -               -              (1)             (1)
     Change in asset valuation reserve             -             -               -            (665)           (665)
                                             --------- -------------  --------------  ----------------  --------------

BALANCE, December 31, 2004                    40,000    $    4,000     $    96,720     $    10,165      $  110,885

     Net income                                    -             -               -          15,401          15,401
     Change in net unrealized losses on
       investments, net of tax                     -             -               -            (113)           (113)
     Change in net deferred income taxes           -             -               -             817             817
     Change in non-admitted assets                 -             -               -            (791)           (791)
     Change in liability for reinsurance in
       unauthorized companies, net of tax          -             -               -              (1)             (1)
     Change in asset valuation reserve             -             -               -            (285)           (285)
                                             --------- -------------  --------------  ----------------  --------------
BALANCE, December 31, 2005                    40,000    $    4,000     $    96,720     $    25,193      $  125,913
                                             ========= =============  ==============  ================  ==============

The accompanying notes are an integral part of these statutory financial statements.

                                      AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                         STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
 OPERATING ACTIVITIES:
    Premiums collected net of reinsurance                                      $       223,358    $       256,363
    Net investment income received                                                      26,039             25,250
    Miscellaneous income                                                                34,783             34,249
    Benefits paid to policyowners                                                     (358,653)          (348,368)
    Net transfers from separate accounts                                               104,529            101,965
    Commissions, expenses and taxes paid                                               (48,554)           (53,482)
    Federal income taxes paid                                                           (7,272)            (4,885)
                                                                              ------------------ -------------------

    Net cash from operating activities                                                 (25,770)            11,092
                                                                              ------------------ -------------------

 INVESTING ACTIVITIES:
    Proceeds from investments sold, matured or repaid                                   60,710             60,286
    Cost of investments acquired                                                       (68,339)           (56,281)
    Net increase in loans on insurance contracts                                        (4,166)            (2,174)
                                                                              ------------------ -------------------

    Net cash from investing activities                                                 (11,795)             1,831
                                                                              ------------------ -------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES:
    Change in deposit-type funds without life contingencies                                176              1,697
    Other miscellaneous, net                                                             1,170             (5,445)
                                                                              ------------------ -------------------

    Net cash from financing and miscellaneous activities                                 1,346             (3,748)
                                                                              ------------------ -------------------

 NET INCREASE(DECREASE) IN CASH AND CASH   EQUIVALENTS AND SHORT-TERM
   INVESTMENTS                                                                         (36,219)             9,175

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR               48,560             39,385
                                                                              ------------------ -------------------

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - END OF YEAR            $        12,341    $        48,560
                                                                              ================== ===================







The accompanying notes are an integral part of these statutory financial statements.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly owned subsidiary of AMAL Corporation (AMAL). AMAL is a holding company owned 85.77% by Ameritas Life Insurance Corp. (ALIC) and 14.23% by Acacia Companies (Acacia Life Insurance Company (Acacia Life) and its subsidiary Acacia Financial Corporation (AFCO)). Prior to September 26, 2005, AMAL was owned 52.41% by ALIC, 33.59% by AmerUs Life Insurance Company (AmerUs) (a non-affiliate) and 14% by Acacia Companies. On September 26, 2005, ALIC purchased the minority interest of AMAL from AmerUs. Subsequent to this transaction, all shares of AMAL common stock are held by Ameritas and the Acacia Companies. ALIC and Acacia Life are wholly owned subsidiaries of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by ALIC or Acacia Life have a membership interest in AAMHC, while contractual rights remain with ALIC or Acacia Life.

The Company's insurance operations consist of variable universal life insurance, variable annuity and fixed premium annuity policies, none of which are participating with respect to dividends. The Company is licensed to operate in 49 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Insurance Department of the State of Nebraska comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (d) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (e) Statutory life and annuity reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory life and annuity reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (f) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (g) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (h) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (i) Reinsurance recoverables on unpaid losses are reported as a reduction of life and annuity reserves, while under GAAP, they are reported as an asset; and

     (j) Comprehensive income and its components are not presented in the statutory financial statements.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


 1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are carried at NAIC fair value. The change in the stated value is recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the life and annuity reserves, the excess is considered a non-admitted asset.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from unassigned surplus at December 31, 2004 was $13. No amount was excluded at December 31, 2005.

Non-Admitted Assets
Certain assets, primarily goodwill, loans on insurance contracts, and a portion of deferred tax assets, are designated as "non-admitted" under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total "non-admitted" assets were $12,780 and $11,944 as of December 31, 2005 and 2004, respectively. The adjustment to unassigned surplus for non-admitted assets reflects non-investment type assets.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Life and Annuity Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM"). Reserves for variable annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Life and annuity reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations.

Other life and annuity reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of Nebraska.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on the holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $228 and $204 for 2005 and 2004, respectively.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Income Taxes
For the period September 27, 2005 through December 31, 2005, the Company will file a separate return. For the period January 1, 2005 through September 26, 2005 and tax year 2004, the Company files a consolidated life/non-life federal income tax return with its parent, AMAL, and other members of its affiliated group. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statement of admitted assets, liabilities and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

Federal income tax returns for AMAL and its subsidiaries have been examined by the IRS through 1995.

Separate Accounts
The Company issues variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, life and annuity reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments, (continued)

         Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC SVO.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash and Cash Equivalents, Short-Term Investments and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these instruments.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation. Such reclassifications were not material, either individually or in the aggregate.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


2.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2005:

                                                                         Gross         Gross
                                                  Book/Adjusted        Unrealized    Unrealized
                                                  Carrying Value        Gains           Losses        Fair Value
--------------------------------------------------------------------------------------------------------------------
U.S. Government                                   $       38,522  $          174   $          522  $       38,174
 Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed Obligations
  of Agencies and Authorities of Governments and
  Their Political Subdivisions                            68,244              23            1,343          66,924
Public Utilities (Unaffiliated)                           23,723             249              255          23,717
Industrial & Miscellaneous (Unaffiliated)                280,538           2,313            4,834         278,017
--------------------------------------------------------------------------------------------------------------------
  Total Bonds                                     $      411,027  $        2,759   $        6,954  $      406,832
====================================================================================================================

The table below provides additional information relating to bonds held at December 31, 2004:

                                                                         Gross            Gross
                                                   Book/Adjusted       Unrealized       Unrealized
                                                   Carrying Value         Gains           Losses        Fair Value
-------------------------------------------------------------------------------------------------------------------
U.S. Government                                   $       52,453  $          610   $           85  $       52,978
 Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed Obligations
  of Agencies and Authorities of Governments and
  Their Political Subdivisions                            57,890             446              119          58,217
Public Utilities (Unaffiliated)                           18,290             821                1          19,110
Industrial & Miscellaneous (Unaffiliated)                282,373           8,691            1,314         289,750
--------------------------------------------------------------------------------------------------------------------
  Total Bonds                                     $      411,006  $       10,568   $        1,519  $      420,055
====================================================================================================================

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


2.  Investments, (continued)

Bonds, (continued)
An aging of unrealized losses on the Company's investments in bonds were as follows:

                                                                    December 31, 2005
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                         $    28,698 $       505   $       992 $        17   $    29,690 $       522
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     44,879         872        18,030         471        62,909       1,343
Public Utilities (Unaffiliated)               9,145         255             -           -         9,145         255
Industrial & Miscellaneous
  (Unaffiliated)                            148,121       3,096        37,777       1,738       185,898       4,834
--------------------------------------------------------------------------------------------------------------------
Total Bonds                             $   230,843 $     4,728   $    56,799 $     2,226   $   287,642 $     6,954
--------------------------------------------------------------------------------------------------------------------

                                                                    December 31, 2004
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                         $    10,169 $        85   $         - $         -   $    10,169 $        85
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     26,935         116           529           3        27,464         119
Public Utilities (Unaffiliated)               2,041           1             -           -         2,041           1
Industrial & Miscellaneous
  (Unaffiliated)                             53,068         721        13,523         593        66,591       1,314
--------------------------------------------------------------------------------------------------------------------
Total Bonds                             $    92,213 $       923   $    14,052 $       596   $   106,265 $     1,519
--------------------------------------------------------------------------------------------------------------------

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2005 or 2004 are temporary.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


2.  Investments, (continued)

Bonds, (continued)
The carrying value and fair value of bonds at December 31, 2005, by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              Book/Adjusted      Fair Value
                                                             Carrying Value
------------------------------------------------------------------------------------------------
Due in one year or less                                      $        33,280  $        33,277
Due after one year through five years                                166,175          164,478
Due after five years through ten years                               151,688          149,667
Due after ten years                                                   59,884           59,410
------------------------------------------------------------------------------------------------
Total Bonds                                                  $       411,027  $       406,832
================================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Bonds with a book/adjusted carrying value of $3,816 and $3,914 at December 31, 2005 and 2004, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Sales of bond investments in 2005 resulted in proceeds of $17,823 on which the Company realized gross gains of $328 and gross losses of $554. Sales of bond investments in 2004 resulted in proceeds of $13,196 on which the Company realized gross gains of $581 and gross losses of $571.

The Company's bond and short-term investment portfolio is predominantly comprised of investment grade securities. At December 31, 2005 and 2004, bonds totaling $16,860 and $16,114, respectively, (4.0% and 3.6% of the total bond and short-term portfolios, respectively) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2004, the Company recorded realized losses for other than temporary impairments on bonds of $56. The Company recorded no realized losses during 2005.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The minimum and maximum lending rates for mortgage loans issued during 2005 are 5.5% and 6.1%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2005 and 2004.

At December 31, 2005 and 2004, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

2.  Investments, (continued)

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                              2005                              2004
                                                --------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
Bonds                                             $      411,027  $      406,832   $      411,006  $      420,055
Preferred stocks                                           1,022           1,024            1,022           1,064
Common stocks                                                  -               -              267             267
Mortgage loans                                            13,836          13,980           10,321          10,676
Cash and cash equivalents                                  7,034           7,034           15,908          15,908
Short-term investments                                     5,307           5,307           32,652          32,652
Loans on insurance contracts                              39,961          31,976           35,840          30,160
Accrued investment income                                  5,690           5,690            5,885           5,885
Assets related to separate accounts                    1,942,841       1,942,841        1,916,448       1,916,448

Financial Liabilities:
Deposit-type funds                                $        4,794  $        4,794   $        4,521  $        4,521
Liabilities related to separate accounts               1,942,841       1,942,841        1,916,448       1,916,448
--------------------------------------------------------------------------------------------------------------------

3.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

2005                           $         6,312
2004                                     4,384
2003                                     4,142

The Company has approximately $424 of capital loss carryforwards as of December 31, 2005 that may be applied against future capital gains. The capital loss carryforward will expire in 2009.

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2005              2004
---------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                      $         5,963  $         4,149
Capital gains                                                                29               63
---------------------------------------------------------------------------------------------------
                                                                          5,992            4,212
Change in net deferred income taxes                                        (817)            (402)
---------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                         $         5,175  $         3,810
===================================================================================================

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


3.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                      2005              2004
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized                                 $        21,587  $        17,180
   capital losses
 Net realized capital losses before federal income
   taxes and transfer to IMR                                                                (151)              (9)
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income                                                                      21,436           17,171
 Dividends received deduction                                                             (6,371)          (4,712)
 Change in non-admitted assets                                                                (5)             828
 Other                                                                                      (602)              13
 -------------------------------------------------------------------------------------------------------------------
                                                                                          14,458           13,300
 Statutory tax rate                                                                         0.35             0.35
                                                                                ------------------------------------
                                                                                           5,060            4,655
 Addition (release) of federal income tax reserve                                            115             (845)
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                                       $         5,175  $         3,810
 ===================================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:
                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $             -  $            54
Deferred policy acquisition costs                                                         10,571           10,579
Future policy and contract benefits                                                        3,533            3,202
Acacia Life distribution                                                                   3,207            3,601
Capital loss carryover                                                                       148              283
Non-admitted assets                                                                           81               79
Other                                                                                         23               38
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 17,563           17,836
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                                  137              167
Future policy and contract benefits                                                            -              779
Acacia National Life Insurance Company inforce                                             1,787            2,114
Other                                                                                          9                -
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                             1,933            3,060
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    15,630           14,776
Less: non-admitted deferred tax assets                                                    12,549           11,719
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                 $         3,081  $         3,057
====================================================================================================================
Increase(decrease) in deferred tax assets non-admitted                           $           830  $          (266)
====================================================================================================================

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

3.  Income Taxes, (continued)
The change in net deferred income taxes is comprised of the following:

                                                                                     December 31
                                                                   -------------------------------------------------
                                                                         2005            2004           Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                           $      17,563   $      17,836   $        (273)
Gross deferred tax liabilities                                              1,933           3,060          (1,127)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                              $      15,630   $      14,776             854
====================================================================================================
Tax effect of unrealized gains                                                                                (37)
                                                                                                   -----------------
Change in net deferred income tax                                                                   $         817
                                                                                                   =================

                                                                                     December 31
                                                                   -------------------------------------------------
                                                                         2004            2003           Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                           $      17,836   $      18,563   $        (727)
Gross deferred tax liabilities                                              3,060           4,153          (1,093)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                              $      14,776   $      14,410             366
====================================================================================================
Tax effect of unrealized losses                                                                                36
                                                                                                   -----------------
Change in net deferred income tax                                                                   $         402
                                                                                                   =================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was increased by $115 and reduced by $845 in 2005 and 2004, respectively.

4.  Information Concerning Parent, Subsidiaries and Affiliates

Effective April 1, 2002, the Company and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) (Acacia) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,080 and $1,079 for the years ended December 31, 2005 and 2004, respectively.

During 2004, under terms of the assumption reinsurance agreement with Acacia separate account assets and liabilities each totaling $210 were transferred from Acacia to the Company. The assumption reinsurance was completed as of November 1, 2004.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company's variable life and annuity products are distributed through affiliated broker dealers, which are wholly owned subsidiaries of AMAL. Policies placed by these affiliates generated commission expense of $23,793 and $24,233 for the years ended December 31, 2005 and 2004, respectively.

The Company has a variable insurance trust (VIT). The Company, ALIC, and First Ameritas Life Insurance Corp. of New York (FALIC), an affiliate, offer the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $599,621 and $570,747 in the VIT as of December 31, 2005 and 2004, respectively. ALIC had separate account investments of $1,899 and $2,701 in the VIT as of December 31, 2005 and 2004, respectively. FALIC had separate account investments of $235 and $272 in the VIT as of December 31, 2005 and 2004, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS), an affiliate, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $86,337 and $85,121 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005 and 2004, respectively, the Company had short-term investments of $343 and $3,350 in mutual funds of an affiliate.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                     Receivable (Payable)
-------------------------------------------------------------------------------
Ameritas Holding Company                                $           147
AMAL Corporation                                                   (100)
AmerUs Life Insurance Company                                       (39)
Ameritas Investment Corp.                                            74
Ameritas Life Insurance Corp.                                      (881)
Acacia Life Insurance Company                                      (738)
Pathmark Administrators, Inc.                                        14
Ameritas Investment Advisors, Inc.                                   24
-------------------------------------------------------------------------------

The Company has entered into guarantee agreements with ALIC, AmerUs (through September 26, 2005) and AMAL whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company. As of September 26, 2005 ALIC purchased additional shares of AMAL common stock from AmerUs whereby increasing ALIC's ownership to over 85% of AMAL. Upon the sale of shares, AmerUs was released from its obligation under the guarantee agreement for the Company's full, complete and absolute performance.

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2005 and 2004 was $16,841 and $19,313, respectively.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

AmerUs, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2005 and 2004, reducing the respective ceded allowance to $78 and $135 which is included as a reduction of life and annuity reserves. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $3,053 and $5,832 of additional reserves as of December 31, 2005 and 2004, respectively.

The Company provides supervision, training and marketing support for variable product distributions to Ameritas Investment Corp. (AIC), an affiliate. The Company received fees of $916 and $795 for these services for the years ended December 31, 2005 and 2004, respectively. The fees are reflected in miscellaneous income in the statutory statements of operations.

5.  Benefit Plans

The Company participates in a non-contributory defined benefit plan (the Plan or Pension Plan) sponsored by AHC. Pension costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are held by AHC. Total Company contributions for the years ended December 31, 2005 and 2004 were $1 and $2, respectively. For 2005 and 2004, the Plan had no minimum required contribution.

The Company's employees and agents participate in a defined contribution plan that covers substantially all full-time employees and agents of AHC and its subsidiaries. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation in 2005 and 2004. In addition, for eligible employees who are not Pension plan participants, the Company makes a contribution of 6.0% of the participant's compensation. Contributions by the Company to the defined contribution plan, net of forfeitures, were ($47) and $108 in 2005 and 2004, respectively.

The Company is also included in a postretirement benefit plan providing group medical coverage to retired employees of AMAL and its subsidiaries. For employees eligible to retire on or before January 1, 2000 these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the employee becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions were $1 and $20 for the years ended December 31, 2005 and 2004, respectively.

Expenses for the defined benefit plan and postretirement group medical plan are allocated to the Company based on the number of employees in AMAL and its subsidiaries.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


6.  Dividend Restrictions and Surplus

The Company is subject to regulation by the Insurance Department of the State of Nebraska, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. No dividends to parent or affiliated companies were paid in the current or prior year.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                        2005              2004
 -------------------------------------------------------------------------------------------------
 Unrealized losses on investments, net of tax                  $          (230) $          (117)
 Nonadmitted asset values                                              (12,549)         (11,758)
 Asset valuation reserves                                               (1,867)          (1,582)
 Liability for reinsurance in unauthorized
   companies, net of tax                                                    (3)              (2)
 -------------------------------------------------------------------------------------------------

7.  Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $61 and $90 as of December 31, 2005 and 2004, respectively, and estimated recoveries from premium taxes of $44 and $38 as of December 31, 2005 and 2004, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company's exposure to credit loss is represented by the contractual notional amount of mortgage loan commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments. There were no mortgage loan commitments outstanding as of December 31, 2005.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


8.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with ALIC, AmerUs, Acacia Life and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                      Years Ended December 31
                                                                                ------------------------------------
                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Premiums:
  Assumed (related party $0 and $(2) in 2005 and 2004)                           $             -  $            (2)
  Ceded (related party $10,671 and $11,229 in 2005 and 2004)                              15,487           15,137
Claims:
  Ceded (related party $3,732 and $3,477 in 2005 and 2004)                                 5,192            6,389
Reserves:
  Ceded (related party $3,863 and $4,041 in 2005 and 2004)                                 5,944            5,596
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

9.  Life and Annuity Reserves

The Company does not waive deduction of deferred fractional premiums due upon death of the insured, nor does it return any portion of the final premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the life and annuity reserve. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2005 and 2004, respectively, the Company had $18,463 and $50 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of Nebraska. Reserves to cover the above insurance totaled $161 and $1 at December 31, 2005 and 2004, respectively.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

10. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2005
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
   At book value less current surrender charge of 5% or more                     $       643,334        37.00
   At book value without adjustment (minimal or no charge)                             1,089,331        62.66
   Not subject to discretionary withdrawal                                                 5,883         0.34
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                            1,738,548          100%
                                                                                                 ===================
Reinsurance ceded                                                                             43
--------------------------------------------------------------------------------------------------
Total net                                                                        $     1,738,505
==================================================================================================

                                                                                               2004
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
   At book value less current surrender charge of 5% or more                     $       758,160        42.20
   At book value without adjustment (minimal or no charge)                             1,033,313        57.52
   Not subject to discretionary withdrawal                                                 5,070          .28
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                            1,796,543          100%
                                                                                                 ===================
Reinsurance ceded                                                                            167
--------------------------------------------------------------------------------------------------
Total net                                                                        $     1,796,376
==================================================================================================

10. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Insurance Department of the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       378,810  $       426,576
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)              681              592
Exhibit 7, Line 14, Column 1                                                               4,794            4,521
--------------------------------------------------------------------------------------------------------------------
                                                                                         384,285          431,689
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                      1,354,220        1,364,687
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,738,505  $     1,796,376
====================================================================================================================


                                       23

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


11.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                         $       208,710  $       223,540
--------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    Fair value                                                                   $     1,850,419  $     1,823,602
====================================================================================================================
Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:
    At book value without fair value adjustment and with current surrender
     charge of 5% or more                                                        $       804,091  $       843,252
    At book value without fair value adjustment and with current surrender
     charge <5%                                                                        1,046,328          980,350
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,850,419  $     1,823,602
====================================================================================================================

Reconciliation of net transfers from separate accounts at December 31:
Transfers as reported in the summary of operations of the
  Separate Accounts Annual Statement:
    Transfers to separate accounts                                               $       208,710  $       223,540
    Transfers from separate accounts                                                    (313,491)        (327,462)
--------------------------------------------------------------------------------------------------------------------
    Net transfers from separate accounts                                                (104,781)        (103,922)
Miscellaneous adjustment                                                                       -                2
Assumptive reinsurance transfers (Note 4)                                                      -             (210)
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of operations
  of the Company                                                                 $      (104,781) $      (104,130)
====================================================================================================================

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


12. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from GAAP. The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity:

For the years ended December 31:                                                           2005              2004
--------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                 $        15,401  $        13,054
Insurance reserves                                                                         2,978           (1,841)
Deferred policy acquisition costs                                                          1,083              385
Deferred income taxes and other tax reclassifications                                       (551)           1,202
Statutory investment reserves                                                               (185)            (299)
Goodwill amortization                                                                      1,080            1,079
Other                                                                                         32              189
--------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                  $        19,838  $        13,769
====================================================================================================================
At December 31:
Statutory surplus                                                                $       125,913  $       110,885
Insurance reserves                                                                      (113,266)        (116,241)
Deferred policy acquisition costs                                                        204,124          191,966
Deferred income taxes                                                                    (19,283)         (19,531)
Valuation of investments                                                                  (3,988)           9,251
Statutory investment reserves                                                              2,355            2,255
Goodwill                                                                                  (6,746)          (7,826)
Other                                                                                         21               59
--------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                      $       189,130  $       170,818
====================================================================================================================

   PART C

                                OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number       Description of Exhibit

     (a) Board of Directors Resolution of Ameritas Variable Life Insurance Company Authorizing Establishing the Separate Account. (1)
     (b)  Custodian Agreements. Not Applicable.
     (c)  Principal Underwriting Agreement and Amendment. 1, (2)
     (d)  Form of Policy. (3)
     (e)  Form of Application. (3)
     (f)  Articles of Incorporation of Ameritas Variable Life Insurance Company.
          (2) Bylaws of Ameritas Variable Life Insurance Company. (4)
     (g)  Form of Assumption Reinsurance Agreement.  (1)
     (h)  Forms of Participation Agreements:
              American Century Variable Portfolios, Inc. (5)
              Calvert Variable Series, Inc. Ameritas Portfolios. (4)
              Variable Insurance Products Funds (Fidelity). (2)
              Summit Mutual Funds, Inc. (5)
              Third Avenue Variable Series Trust.  (5)
     (i)  Administrative Contracts. Not Applicable.
     (j)  Other Material Contracts: Powers of Attorney. (6)
     (k)  Legal Opinion of Robert G. Lange.
     (l)  Actuarial Opinion. Not applicable.
     (m)  Calculation. Not applicable.
     (n) Other Opinions: Consent of Independent Auditors, Consent of Independent Registered Public Accounting Firm.
     (o)  Omitted financial statements. (7)
     (p)  Initial Capital Agreements. Not applicable.
     (q)  Transfer and Redemption Procedures Pursuant to Rule
          6e-3(T)(b)(12)(iii). (8)

Footnotes:
1. Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 5, 1996.
2. Incorporated by reference to the Pre-Effective Amendment to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed January 17, 1997.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed February 3, 2003.
4. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed August 30, 1999.
5. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-64496, filed February 28, 2006.
7. Financial Statements omitted from Item 24 include: the December 31, 2005 financial statements of Ameritas Variable Life Insurance Company's parent and guarantor, Ameritas Life Insurance Corp., and AMAL Corporation and Subsidiaries Consolidated Financial Statements, which are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for File No. 333-71505, as filed on April 10, 2006.
8. Incorporated by reference to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed November 18, 2002.

Item 27. Directors and Officers of the Depositor
           Name and Principal               Position and Offices
           Business Address                 with Depositor

           Lawrence J. Arth*                Director, Chairman of the Board and Chief Executive Officer
           JoAnn M. Martin*                 Director, President and Chief Operating Officer
           Haluk Ariturk*                   Director
           Jan M. Connolly*                 Director
           Kenneth L. VanCleave*            Director
           Arnold D. Henkel*                Director, Executive Vice President
           William W. Lester*               Director, Senior Vice President, Chief Investment Officer and Treasurer
           Robert C. Barth*                 Vice President, Controller and Chief Accounting Officer
           Raymond M. Gilbertson*           Vice President - Corporate Compliance
           Robert G. Lange*                 Vice President, Secretary and General Counsel

*      Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.


Item 28.        Persons Controlled by or Under Common Control with the Depositor or the Registrant
Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Service Corp. (VA).........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company among
                                                                       Ameritas Life Insurance Corp. (86.00%),
                                                                       Acacia Life Insurance Company (11.03%),
                                                                       and Acacia Financial Corporation (2.97%)
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
                  Ameritas Investment Corp. (NE).......................a securities broker dealer and investment advisor owned by AMAL Corporation (66.41%) and
                                                                       Centralife Annuities Service, Inc. (33.59%)
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH )...............mortgage loan and servicing
              Summit Investment Partners, LLC (OH).....................investment adviser
              Carillon Marketing Agency, Inc. (DE  )...................insurance agency
              Carillon Investments, Inc. (OH ).........................securities broker dealer and investment adviser
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc.(DE)......pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

a) Ameritas Investment Corp. which serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          Lawrence J. Arth*                          Director, Chairman
          Salene Hitchcock-Gear*                     Director, President and Chief Executive Officer
          Gary R. McPhail**                          Director, Senior Vice President
          William W. Lester*                         Director, Vice President and Treasurer
          Thomas C. Godlasky**                       Director
          JoAnn M. Martin                            Director
          Billie B. Beavers***                       Senior Vice President
          Bruce D. Lefler***                         Senior Vice President  - Public Finance
          Maria E. Sherffius*                        Vice President - Chief Compliance Officer
          Robert G. Lange*                           Vice President, Secretary and General Counsel
          Michael M. VanHorne***                     Senior Vice President

*    Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**   Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
***  Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.

     ----------------------- -------------------- --------------------- -------------------- --------------------
                                     (2)                  (3)                   (4)                  (5)
              (1)                                     Compensation
                                     Net               on Events
              Name              Underwriting          Occasioning
               of                 Discounts          the Deduction
           Principal                And             of a Deferred           Brokerage              Other
          Underwriter            Commissions           Sales Load           Commission          Compensation
          -----------            -----------           ----------           ----------          ------------
       Ameritas Investment        $13,595,629               $0                 $38,693             $361,994
         Corp. ("AIC")
     ----------------------- -------------------- --------------------- -------------------- --------------------

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.  Management Services

          Not Applicable.

Item 33.  Fee Representation

          Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Variable Life Insurance Company Separate Account V, certifies that this Post-Effective Amendment No. 5 to Registration Statement Number 333-101274 meets all the requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 10th day of April, 2006.

         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                              By: Lawrence J. Arth (1)
                                                 ----------------------
                                                  Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 6, 2005.

       SIGNATURE                                               TITLE
     Lawrence J. Arth (1)                   Director, Chairman and Chief Executive Officer
     JoAnn M. Martin (1)                    Director, President and Chief Operating Officer
     Haluk Ariturk(1)                       Director
     Jan M. Connolly(1)                     Director
     Kenneth L. VanCleave(1)                Director
     Arnold D. Henkel(1)                    Director, Executive Vice President
     William W. Lester (1)                  Director, Senior Vice President, Chief Investment Officer and Treasurer
     Robert C. Barth (1)                    Vice President, Controller and Chief Accounting Officer

     /S/ Robert G. Lange                    Vice President, Secretary and General Counsel
     -------------------
     Robert G. Lange

1 Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.

                                  Exhibit Index

Exhibit

(k)   Legal Opinion of Robert G. Lange

(n)   Other Opinions: Consent of Independent Auditors
                      Consent of Independent Registered Public Accounting Firm